[COVER GRAPHIC]
PROSPECTUS

April 1, 2005



REGIONS MORGAN KEEGAN SELECT FUNDS



Regions Morgan Keegan Select Mid Cap Growth Fund

Regions Morgan Keegan Select Growth Fund

Regions Morgan Keegan Select Mid Cap Value Fund

Regions Morgan Keegan Select Value Fund

Regions Morgan Keegan Select Balanced Fund

Regions Morgan Keegan Select Fixed Income Fund

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Regions Morgan Keegan Select Treasury Money Market Fund

Regions Morgan Keegan Select Government Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund shares described in this prospectus or determined whether this prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

           Each fund is a series of Regions Morgan Keegan Select Funds

                    [LOGO Regions Morgan Keegan Select Funds]

TABLE OF CONTENTS
----------------------------------------------------------------
                                                                            PAGE
                                                                            ----

Introduction...................................................................1

Risk/Return Profile............................................................2
   Mid Cap Growth Fund.........................................................2
   Growth Fund.................................................................6
   Mid Cap Value Fund..........................................................9
   Value Fund.................................................................13
   Balanced Fund..............................................................16
   Fixed Income Fund..........................................................21
   Limited Maturity Fixed Income..............................................26
   Intermediate Tax Exempt Bond Fund..........................................30
   Treasury Money Market Fund.................................................32
   Government Money Market Fund...............................................35

Fees and Expenses.............................................................38
   Mid Cap Growth Fund........................................................38
   Growth Fund................................................................39
   Mid Cap Value Fund.........................................................40
   Value Fund.................................................................41
   Balanced Fund..............................................................42
   Fixed Income Fund..........................................................43
   Limited Maturity Fixed Income Fund.........................................44
   Intermediate Tax Exempt Bond Fund..........................................46
   Treasury Money Market Fund.................................................48
   Government Money Market Fund...............................................49

Securities Descriptions.......................................................51

How to Buy Shares.............................................................55

How to Redeem Shares..........................................................61

How to Exchange Shares........................................................64

Account Policies..............................................................66

Distribution of Fund Shares...................................................69

Management of the Funds.......................................................70

Other Information.............................................................74

Financial Highlights..........................................................75

For Additional Information............................................Back Cover

SHARES OF THE REGIONS MORGAN KEEGAN SELECT FUNDS, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INTRODUCTION
--------------------------------------------------------------------------------

Regions Morgan Keegan Select Funds (the "Trust") offers investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to those investors who have long-term goals and are willing to bear the risks of the market for potentially greater rewards. Morgan Asset Management, Inc. (the "Adviser"), an indirect, wholly owned subsidiary of Regions Financial Corporation and a registered investment adviser, is the investment adviser to the Funds.

This prospectus describes the Class A Shares of the Regions Morgan Keegan Select Treasury Money Market Fund and the Regions Morgan Keegan Select Government Money Market Fund and the Class A Shares, Class C Shares and Class I Shares of Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund (formerly the Regions Morgan Keegan Select Limited Maturity Government Fund), and Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund (individually referred to as the "Fund," or collectively as the "Funds"). The Regions Morgan Keegan Select LEADER series, which are seven separate series of the Trust, are offered in a separate prospectus. Each Fund has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this prospectus carefully before investing and keep it for your future reference.

MID CAP GROWTH FUND                                          Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of mid-capitalization companies (I.E., companies whose market capitalization fall within the range tracked by the Russell Mid Cap Growth Index ("RMCGI") at the time of purchase). Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity investments. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy. As of February 28, 2005, the capitalization of issuers included in the RMCG ranged from about $550 million to about $36 billion. The Fund may also invest in larger companies that, in the opinion of the Adviser, present opportunities for price appreciation based on potential earnings and pricing patterns.

Under normal market conditions, the Fund intends to invest in equity securities of companies with prospects for above-average growth in revenues and/or earnings. The Adviser looks for companies that have top-line (revenue) growth. While the Adviser does not have a set minimum growth rate because individual stocks and industries can change over time, as well as experience business cycles, the Adviser looks for at least 10% growth as a minimum, either from historical sales or forecasted sales. The Adviser selects industry sectors that are experiencing rapid growth based on the current state of the economy. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit higher-than-average price/earnings (P/E) and price-to-book ratios. Dividends are not considered to be important in the stock selection process. The Adviser seeks to identify companies that have clearly established business strategies, achieve increases in revenues and market share, and exploit market inefficiencies and opportunities. The Adviser periodically reviews market prices in relation to target prices, and adjusts the Fund's holdings accordingly.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o STOCK MARKET RISKS. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 and than funds that invest more in large-capitalization companies.

     o GROWTH RISKS. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

     o COMPANY SIZE RISKS. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

     o SECTOR RISKS. When the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.

PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE TRUST FUND. The Fund is the successor to a collective trust fund for which Regions Bank was the trustee. The Fund commenced investment operations on March 12, 1999. The performance data for Class A Shares of the Fund includes the performance of the collective trust fund for periods before the Fund's registration statement became effective. The past-performance data is no guarantee of the Fund's future performance. The collective trust fund was not registered under the Investment Company Act of 1940 Act, as amended ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]


1995:   19.75%
1996:   21.92%
1997:   34.87%
1998:   20.71%
1999:   41.89%
2000:   33.00%
2001:   (0.97)%
2002:   (20.00)%
2003:   39.62%
2004:   8.40%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20,
1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

Year-to-date performance as of February 28, 2005:   2.34%

Class A  Shares  highest  quarterly  return  during
years shown:                                        31.24%   December 31, 1999
Class  A  Shares  lowest  quarterly  return  during
years shown:                                       (19.68)%   September 30, 1998
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
------------------------------------------

The following table represents the Fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the RMCGI and the Standard & Poor's Midcap 400/Barra Growth Index ("S&PMC400/BGI"). The RMCGI tracks equity securities of medium-sized companies whose market capitalization falls within the $550 million to $36 billion range. Total returns for the indexes shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows, expenses or transactions costs. It is not possible to invest directly in an index.

                                                                COMMENCEMENT
                                            1      5      10    OF INVESTMENT
                                           YEAR   YEAR   YEAR   OPERATIONS(1)

CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                 2.44%  8.55%   17.65%      N/A
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                          1.15%  6.50%   16.16%      N/A
CLASS A SHARES(2) Return After Taxes on
Distributions  and Sale of Fund Shares(3) 3.24%  6.28%   15.17%      N/A
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred
Sales Charge)                             6.66%   N/A    N/A        5.84%
CLASS I SHARES(1) Returns Before Taxes    N/A     N/A    N/A        3.90%
RMCGI(4)                                  15.48% (3.36)   11.23%     N/A
S&PMC400/BGI(4)                          14.00%  3.92%   N/A         N/A

(1) THE FUND'S CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON JANUARY 7, 2002 AND JUNE 23, 2004, RESPECTIVELY.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS. THE STATED RETURNS ASSUME THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. THESE AFTER-TAX RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS IRA OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

(4) EFFECTIVE DECEMBER 31, 2004, THE BENCHMARK INDEX OF THE FUND WAS CHANGED FROM THE S&PMC400/BGI TO THE RMCGI BECAUSE THE RMCGI IS DEEMED
TO BE MORE REFLECTIVE OF THE FUND'S INVESTMENT STRATEGIES.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

GROWTH FUND                                                  Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to achieve growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in the common stocks of companies expecting to achieve above-average growth in earnings. The Adviser selects industry sectors which expect favorable earnings growth, given the current phase of the business cycle. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit large market capitalizations and above-average price/earnings (P/E), price-to-book, and return on assets ratios. Dividend yields may be lower than market averages, owing to the growth emphasis of the Fund. In addition to seeking companies with above-average potential for growth, the Adviser will seek to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Adviser periodically reviews market prices in relation to the stock's target price, and adjusts the Fund's holdings accordingly.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o STOCK MARKET RISKS. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 and than funds that invest more in large-capitalization companies.

     o GROWTH RISKS. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

     o SECTOR RISKS. When the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995:   23.65%
1996:   23.03%
1997:   27.22%
1998:   41.74%
1999:   28.57%
2000:   (21.60)%
2001:   (19.20)%
2002:   (20.43)%
2003:   28.62%
2004:   0.65%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECTS ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2005:       0.90%

Class A  Shares  highest  quarterly  return  during
years shown:                                           24.09%  December 31, 1998
Class  A  Shares  lowest  quarterly  return  during
years shown:                                          (19.30)% March 31, 2001
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
------------------------------------------

The following table represents the Fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted Index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.

                                                                       COMMENCEMENT
                                            1       5            10    OF INVESTMENT
                                           YEAR    YEAR         YEAR   OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                 (4.89)% (9.22)%      8.08%      N/A
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                          (4.94)% (9.39)%      7.04%      N/A
CLASS A SHARES(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)  (3.11)% (7.60)%      6.68%      N/A
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred
Sales Charge)                             (1.06)%   N/A        N/A       (0.76)%
CLASS I SHARES(1) Returns Before Taxes      N/A     N/A        N/A        N/A
S&P 500                                    10.84% (2.29)%     12.04%      N/A


(1) THE FUND'S CLASS C SHARES COMMENCED INVESTMENT  OPERATIONS ON JANUARY 7, 2002. AS
OF  NOVEMBER  30,  2004,  THE  FUND'S  CLASS I SHARES  HAD NOT  COMMENCED  INVESTMENT
OPERATIONS.

(2)  EFFECTIVE  JUNE 4,  2004,  ALL CLASS B SHARES OF THE FUND  CONVERTED  TO CLASS A
SHARES OF THE FUND.  HISTORICAL  TOTAL RETURN  INFORMATION  FOR ANY PERIOD OR PORTION
THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20,
1998) WILL BE THAT OF CLASS B SHARES  AND  REFLECT  ALL  CHARGES,  EXPENSES  AND FEES
INCURRED BY CLASS B SHARES,  WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A
SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS.  THE STATED
RETURNS ASSUME THE HIGHEST HISTORICAL  INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL
GAINS TAX RATES AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED
INVESTMENT  IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND  DISTRIBUTIONS.  RETURN
AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED
AT THE END OF EACH MEASUREMENT  PERIOD,  AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR
OFFSETTING   LOSS)  ON  REDEMPTION,   AS  WELL  AS  THE  EFFECTS  OF  TAXES  ON  FUND
DISTRIBUTIONS.  THESE  AFTER-TAX  RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE
STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES
THROUGH  TAX-DEFERRED  PROGRAMS,  SUCH AS IRA OR 401(K) PLANS.  AFTER-TAX RETURNS ARE
SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE DATA QUOTED  REPRESENTS PAST PERFORMANCE  WHICH IS NO GUARANTEE OF FUTURE
RESULTS.  INVESTMENT  RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED,  MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND
PERFORMANCE  CHANGES  OVER TIME AND CURRENT  PERFORMANCE  MAY BE LOWER OR HIGHER THAN
WHAT  IS  STATED.  FOR  CURRENT  TO  THE  MOST  RECENT  MONTH-END  PERFORMANCE,  CALL
877-757-7424.  MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS,  ARE NOT GUARANTEED
BY ANY BANK,  AND ARE NOT INSURED OR GUARANTEED BY THE U.S.  GOVERNMENT,  THE FEDERAL
DEPOSIT  INSURANCE  CORPORATION,  THE FEDERAL RESERVE BOARD, OR ANY OTHER  GOVERNMENT
AGENCY.  INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS
OF PRINCIPAL.

MID CAP VALUE FUND                                           Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests its assets primarily in equity securities of companies with mid-capitalizations (I.E., companies whose market capitalization fall within the range tracked by the Russell Mid Cap Value Index ("RMCV") at the time of purchase) that are judged by the Fund manager to be undervalued. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity companies. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy. As of February 28, 2005, the lowest capitalization of issuers included in the RMCV was about $600 million and the highest was about $36 billion.

The Fund invests in common and preferred stocks of companies that are judged to be intrinsically undervalued in one of two ways: either the shares are undervalued when compared to the underlying value of the firm's assets or the shares are undervalued when compared to the growth prospects of the firm. "Undervalued" means that a portfolio company's stock price is trading at an average 40% discount at the time of initial purchase when compared to the portfolio manager's best internal estimate of its "intrinsic value." Intrinsic value is estimated by the portfolio manager and the analysts based on: (1) transactions involving comparable companies; (2) discounted cash flow analysis; and/or (3) sum-of-the-parts analysis - looking at the assets and operations of a company in parts then totaling them to estimate its intrinsic value. The overall purpose of our analysis and search for undervalued opportunities is to determine what an independent, informed third party might pay for an entire company and then to purchase the stock of that publicly traded company at a substantial discount to our valuation.

The Fund manager seeks to identify companies which have clearly defined business strategies, enjoy significant or growing market share in their respective industries, historically produce healthy cash flows and have experienced management teams with consistent records of delivering shareholder value.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o STOCK MARKET RISKS. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 and than funds that invest more in large-capitalization companies.

     o VALUE RISKS. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

     o COMPANY SIZE RISKS. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

     o SECTOR RISKS. When the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 2003 - 2004)
----------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

2003:   21.90%
2004:   22.38%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (DECEMBER 9, 2002) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

Year-to-date performance as of February 28, 2005:     (1.22)%

Class A  Shares  highest  quarterly  return  during
years shown:                                          14.29%   December 31, 2004
Class  A  Shares  lowest  quarterly  return  during
years shown:                                          (4.15)%  March 31, 2003

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
FOR THE PERIODS ENDED DECEMBER 31, 2004
----------------------------------------


The following table represents the Fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the RMCV and the Standard & Poor's Midcap 400/Barra Value Index ("S&PMC400BV"). The RMCV tracks equity securities of medium-sized companies whose market capitalization falls within the $600 million to $36 billion range. Total returns for the indexes shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.


                                                                   COMMENCEMENT
                                                     1             OF INVESTMENT
                                                    YEAR           OPERATIONS(1)
CLASS A SHARES(1)(2) Return Before Taxes
(with 5.50% sales charge)                          15.65%              15.95%
--------------------------------------------------------------------------------
CLASS A SHARES(1)(2) Return After Taxes on
Distributions(3)                                   10.55%              12.73%
--------------------------------------------------------------------------------
CLASS A SHARES(1)(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)           12.94%              12.60%
--------------------------------------------------------------------------------
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred Sales
Charge)                                            20.38%              18.68%
--------------------------------------------------------------------------------
CLASS I SHARES(1) Returns Before Taxes             N/A                 N/A
--------------------------------------------------------------------------------
RMCV(4)                                            23.71%              29.46%
--------------------------------------------------------------------------------
S&PMC400BV(4)                                   18.94%              28.60%
--------------------------------------------------------------------------------

(1) THE FUND'S CLASS A SHARES AND CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 9, 2002. AS OF NOVEMBER 30, 2004, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES DECEMBER 9, 2002) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS. THE STATED RETURNS ASSUME THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. THESE AFTER-TAX RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS IRA OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

(4) EFFECTIVE DECEMBER 1, 2004, THE BENCHMARK INDEX OF THE FUND WAS CHANGED FROM THE S&PMC400BV TO THE RMCV BECAUSE THE RMCV IS DEEMED TO BE MORE REFLECTIVE OF THE FUND'S INVESTMENT STRATEGIES.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL

RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

VALUE FUND                                                   Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide income and growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common and preferred stocks according to a sector-weighting strategy in which attractive market valuation levels are assigned priority over prospects for future earnings growth. The Adviser attempts to identify those sectors of the economy which, given the current phase of the business cycle, are likely to realize gains in share prices as market valuation factors readjust over time. Selected sectors and companies will tend to possess price-to-earnings (P/E) and price-to-book ratios below broad market averages, while dividend yields generally will be higher than market averages. Common and preferred stocks are expected to produce dividends, and will generally possess market capitalizations of $2 billion or more at the time of purchase. Convertible securities of smaller companies may also be included in the Fund's portfolio.

The Adviser seeks to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash-flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Adviser periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o STOCK MARKET RISKS. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 and than funds that invest more in large-capitalization companies.

     o VALUE RISKS. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

     o SECTOR RISKS. WHEN the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

     The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995:   25.04%
1996:   18.69%
1997:   27.24%
1998:   13.02%
1999:   5.75%
2000:   1.61%
2001:   (11.00)%
2002:   (17.37)%
2003:   22.15%
2004:   7.84%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND WERE CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2005:   4.34%

Class A  Shares  highest  quarterly  return
during years shown:                                 15.60%    June 30, 1997
Class  A  Shares  lowest  quarterly  return
during years shown:                                (18.70)%   September 30, 2002

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
------------------------------------------

The following table represents the Funds Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard and Poor's 500/Barra Value Index (S&P500/BV), a broad-based market index. The S&P500/BV is a sub-index of the S&P 500 representing 50% of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.

                                                                        COMMENCEMENT
                                             1         5       10       OF INVESTMENT
                                            YEAR     YEARS    YEARS     OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                   1.91%   (1.44)%    7.70%        N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                            1.76%   (1.75)%    6.39%        N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)    1.40%   (1.39)%    6.04%        N/A
----------------------------------------------------------------------------------------
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred
Sales Charge)                               5.97%     N/A      N/A         3.53%
----------------------------------------------------------------------------------------
CLASS I SHARES(1) Returns Before Taxes       N/A      N/A      N/A          N/A
----------------------------------------------------------------------------------------
S&P500/BV                                  15.63%    2.48%    12.17%        N/A
----------------------------------------------------------------------------------------

(1) THE  FUND'S  CLASS C SHARES AND CLASS I SHARES  COMMENCED  INVESTMENT  OPERATIONS  ON
FEBRUARY 21, 2002 AND JUNE 16, 2004 RESPECTIVELY.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF
THE FUND.  HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO
THE  COMMENCEMENT OF INVESTMENT  OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT
OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES,
WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX  RETURNS ARE  CALCULATED  USING A STANDARD SET OF  ASSUMPTIONS.  THE STATED
RETURNS ASSUME THE HIGHEST  HISTORICAL  INDIVIDUAL  FEDERAL  MARGINAL  INCOME AND CAPITAL
GAINS TAX RATES AT THAT TIME.  RETURN  AFTER TAXES ON  DISTRIBUTIONS  ASSUMES A CONTINUED
INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS.  RETURN AFTER
TAXES ON  DISTRIBUTIONS  AND SALE OF FUND SHARES  ASSUMES ALL SHARES WERE REDEEMED AT THE
END OF EACH MEASUREMENT  PERIOD,  AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING
LOSS)  ON  REDEMPTION,  AS WELL AS THE  EFFECTS  OF TAXES  ON FUND  DISTRIBUTIONS.  THESE
AFTER-TAX  RETURNS DO NOT REFLECT  THE EFFECT OF ANY  APPLICABLE  STATE AND LOCAL  TAXES.
AFTER-TAX  RETURNS ARE NOT  RELEVANT TO INVESTORS  HOLDING  SHARES  THROUGH  TAX-DEFERRED
PROGRAMS,  SUCH AS IRA OR 401(K)  PLANS.  AFTER-TAX  RETURNS  ARE SHOWN  ONLY FOR CLASS A
SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE  DATA QUOTED  REPRESENTS  PAST  PERFORMANCE  WHICH IS NO  GUARANTEE OF FUTURE
RESULTS.  INVESTMENT  RETURN AND  PRINCIPAL  VALUE WILL  FLUCTUATE SO THAT AN  INVESTOR'S
SHARES,  WHEN  REDEEMED,  MAY BE WORTH MORE OR LESS THAN THE ORIGINAL  COST.  MUTUAL FUND
PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS
STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE,  CALL 877-757-7424.  MUTUAL
FUNDS ARE NOT BANK DEPOSITS OR  OBLIGATIONS,  ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT
INSURED OR GUARANTEED BY THE U.S. GOVERNMENT,  THE FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD,  OR ANY OTHER  GOVERNMENT  AGENCY.  INVESTMENT IN MUTUAL FUNDS
INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

BALANCED FUND                                                Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide total return through capital appreciation, dividends and interest.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common and preferred stock, convertible securities, and fixed-income securities. Under normal market conditions, the Fund maintains at least 25% of its assets in fixed-income senior securities and at least 25% of its assets in common stocks. The remaining 50% may be invested in these securities, as well as American Depositary Receipts (ADRs), collateralized mortgage obligations (CMOs), or other investments as determined by the Adviser based on the Adviser's assessment of the economy and the markets. The Fund's equity allocation will focus on high-quality companies. Using a blend of growth and value styles, the Adviser seeks to identify companies which have clearly defined business strategies, produce revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash-flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Adviser periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly. The Fund's fixed income allocation focuses on intermediate-term debt securities, with an emphasis on U.S. Treasury and governmental agency issues. Investment grade corporate bond issues may also be included as yield spreads become attractive.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o STOCK MARKET RISKS. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 and than funds that invest more in large-capitalization companies.

     o GROWTH RISKS. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

     o VALUE RISKS. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

     o MORTGAGE-BACKED SECURITIES RISKS. Mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages or other debt to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage backed securities, as will mortgage foreclosures or defaults on the underlying obligations.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.

     o PREPAYMENT RISKS. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect the Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed-income securities. Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand. Any of these risks may have an adverse affect on the Fund's total return or yield.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995:   19.64%
1996:   11.93%
1997:   19.69%
1998:   19.93%
1999:   8.82%
2000:   (2.86)%
2001:   (3.19)%
2002:   (7.40)%
2003:   13.50%
2004:   2.54%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2005:    2.42%

Class A  Shares  highest  quarterly  return
during years shown:                                 10.40%  June 30, 1997
Class  A  Shares  lowest  quarterly  return
during years shown:                                 (6.42)% September 30, 2002

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
------------------------------------------

The following table represents the Fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index ("S&P 500") and the Lehman Brothers Government/Credit Total Index ("LBGCT"), two separate broad-based market indexes, and to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/ Corporate Index ("ML1-10GC"). The S&P 500 is a capitalization-weighted index of 500 stocks representing all major industries. The LBGCT is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Total returns for the indexes shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.

                                                                        COMMENCEMENT
                                            1         5        10        OF INVESTMENT
                                           YEAR     YEARS     YEARS     OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                 (3.10)%  (0.86)%   7.20%         N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                          (3.50)%  (1.67)%   5.75%         N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)  (1.91)%  (1.18)%   5.44%         N/A
----------------------------------------------------------------------------------------
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred
Sales Charge)                              0.69%     N/A      N/A         1.71%
----------------------------------------------------------------------------------------
CLASS I SHARES(1) Returns Before Taxes      N/A      N/A      N/A          N/A
----------------------------------------------------------------------------------------
S&P 500                                   10.84%   (2.29)%   12.04%        N/A
----------------------------------------------------------------------------------------
LBGCT                                      4.19%    8.00%     7.80%        N/A
----------------------------------------------------------------------------------------
S&P 500/ML1-10GC                           6.72%    2.64%     9.88%        N/A
----------------------------------------------------------------------------------------

(1) THE FUND'S CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON JANUARY 14, 2002. AS OF NOVEMBER 30, 2004, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS. THE STATED RETURNS ASSUME THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME AND CAPITAL GAINS TAX RATES AT THAT TIME. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND

DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. THESE AFTER-TAX RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS IRA OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

FIXED INCOME FUND                                            Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to achieve current income with capital appreciation as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in investment-grade debt securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed-income investments. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy.

The Adviser employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Adviser will conduct a credit analysis of the issuer, and will compare current yield spreads to historical norms.

The average maturity of the Fund's debt securities generally will be in the range of 3 to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened. Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade, intermediate-term, fixed-income securities.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o CALL RISKS. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

     o MORTGAGE-BACKED SECURITIES RISKS. Mortgage backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages or other debt to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage backed securities, as will mortgage foreclosures or defaults on the underlying obligations.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.

     o PREPAYMENT RISKS. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect the Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed-income securities. Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand. Any of these risks may have an adverse affect on the Fund's total return or yield.


ANNUAL TOTAL RETURNS
--------------------
(calendar years 1995-2004)
--------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995    15.99%
1996    3.58%
1997    7.96%
1998    6.66%
1999    (0.31)%
2000    10.34%
2001    8.17%
2002    9.69%
2003    1.84%
2004    0.61%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2005: (0.27)%

Class A  Shares  highest  quarterly  return
during years shown:                                6.26%    June 30, 1995
Class  A  Shares  lowest  quarterly  return
during years shown:                               (2.62)%   June 30, 2004

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
------------------------------------------

The following table represents the Fund's Class A Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index ("ML1-10GCA+"), a broad-based market index. The ML1-10GCA+ is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years, rated "A" or better. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.

                                                                        COMMENCEMENT
                                               1        5      10       OF INVESTMENT
                                             YEAR     YEARS   YEARS     OPERATIONS(1)
CLASS A SHARES(2) Return Before Taxes
(with 2.00% sales charge)                   (3.91)%   5.08%    5.86%       N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                            (5.06)%   3.28%    3.85%       N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)    (2.55)%   3.27%    3.78%       N/A

----------------------------------------------------------------------------------------
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred
Sales Charge)                               (1.05)%   N/A      N/A         2.92%
----------------------------------------------------------------------------------------
CLASS I SHARES(1) Returns Before Taxes       N/A      N/A      N/A         N/A
----------------------------------------------------------------------------------------
ML1-10GCA+                                   2.56%    6.94%   7.00%        N/A
----------------------------------------------------------------------------------------


(1) THE FUND'S CLASS C SHARES COMMENCED INVESTMENT  OPERATIONS ON DECEMBER 3, 2001. AS OF
NOVEMBER 30, 2004, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF
THE FUND.  HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO
THE  COMMENCEMENT OF INVESTMENT  OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT
OF CLASS B SHARES AND REFLECT ALL CHARGES,  EXPENSES AND FEES INCURRED BY CLASS B SHARES,
WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX  RETURNS ARE  CALCULATED  USING A STANDARD SET OF  ASSUMPTIONS.  THE STATED
RETURNS ASSUME THE HIGHEST  HISTORICAL  INDIVIDUAL  FEDERAL  MARGINAL  INCOME AND CAPITAL
GAINS TAX RATES AT THAT TIME.  RETURN  AFTER TAXES ON  DISTRIBUTIONS  ASSUMES A CONTINUED
INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS.  RETURN AFTER
TAXES ON  DISTRIBUTIONS  AND SALE OF FUND SHARES  ASSUMES ALL SHARES WERE REDEEMED AT THE
END OF EACH MEASUREMENT  PERIOD,  AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING
LOSS)  ON  REDEMPTION,  AS WELL AS THE  EFFECTS  OF TAXES  ON FUND  DISTRIBUTIONS.  THESE
AFTER-TAX  RETURNS DO NOT REFLECT  THE EFFECT OF ANY  APPLICABLE  STATE AND LOCAL  TAXES.
AFTER-TAX  RETURNS ARE NOT  RELEVANT TO INVESTORS  HOLDING  SHARES  THROUGH  TAX-DEFERRED
PROGRAMS,  SUCH AS IRA OR 401(K)  PLANS.  AFTER-TAX  RETURNS  ARE SHOWN  ONLY FOR CLASS A
SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE  DATA QUOTED  REPRESENTS  PAST  PERFORMANCE  WHICH IS NO  GUARANTEE OF FUTURE
RESULTS.  INVESTMENT  RETURN AND  PRINCIPAL  VALUE WILL  FLUCTUATE SO THAT AN  INVESTOR'S
SHARES,  WHEN  REDEEMED,  MAY BE WORTH MORE OR LESS THAN THE ORIGINAL  COST.  MUTUAL FUND
PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS
STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE,  CALL 877-757-7424.  MUTUAL
FUNDS ARE NOT BANK DEPOSITS OR  OBLIGATIONS,  ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT
INSURED OR GUARANTEED BY THE U.S. GOVERNMENT,  THE FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD,  OR ANY OTHER  GOVERNMENT  AGENCY.  INVESTMENT IN MUTUAL FUNDS
INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

LIMITED MATURITY FIXED INCOME FUND                           Risk/Return Profile
--------------------------------------------------------------------------------
  (FORMERLY LIMITED MATURITY GOVERNMENT FUND)

PRINCIPAL OBJECTIVES

The Fund's investment objective is to achieve current income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in investment-grade debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed-income investments. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy.

The Adviser employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Adviser will conduct a credit analysis of the issuer, and will compare current yield spreads to historical norms. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions. The Adviser will attempt to minimize principal fluctuation and increase return through, among other things, diversification, careful credit analysis and security selection, and adjustments of the Fund's average portfolio maturity.

The average maturity of the Fund's debt securities generally will be in the range of 1 to 3 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened. Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade fixed-income securities with short- to intermediate-term maturities.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o CALL RISKS. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

     o MORTGAGE-BACKED SECURITIES RISKS. Mortgage backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages or other debt to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage backed securities, as will mortgage foreclosures or defaults on the underlying obligations.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.

     o PREPAYMENT RISKS. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect the Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.

          Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed-income securities. Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand. Any of these risks may have an adverse affect on the Fund's total return or yield.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

     The following bar chart illustrates the annual total returns for the Fund's Class A Shares. The returns for Class C and Class I Shares of the Fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if it did, the total returns shown would be lower.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995    10.83%
1996    3.29%
1997    5.55%
1998    5.76%
1999    2.28%
2000    7.84%
2001    7.35%
2002    4.85%
2003    0.92%
2004    (0.33)%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2005:      (0.25)%

Class A  Shares  highest  quarterly  return  during
years shown:                                            3.39%   June 30, 1995
Class  A  Shares  lowest  quarterly  return  during
years shown:                                           (1.83)%  June 30, 2004

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
------------------------------------------

The following table represents the Fund's Class A Shares, Class I Shares and Class C Shares Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Treasury Index ("ML1-3T"), a broad-based market index. The ML1-3T tracks short-term government securities with maturities between 1 and 2.99 years. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows, expenses or transaction costs. It is not possible to invest directly in an index.

                                                                        COMMENCEMENT
                                                1      5         10     OF INVESTMENT
                                              YEAR    YEARS     YEARS   OPERATIONS)(1)
CLASS A SHARES(2) Return Before Taxes
(with 1.50% sales charge)                    (4.82)%   3.12%    4.31%       N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions(3)                             (5.74)%   1.58%    2.53%       N/A
----------------------------------------------------------------------------------------
CLASS A SHARES(2) Return After Taxes on
Distributions and Sale of Fund Shares(3)     (3.13)%   1.71%    2.57%       N/A
----------------------------------------------------------------------------------------
CLASS C SHARES(1) Returns Before Taxes
(with applicable Contingent Deferred Sales
Charge)                                      (2.07)%    N/A      N/A        1.06%
----------------------------------------------------------------------------------------
CLASS I SHARES(1) Returns Before Taxes        N/A       N/A      N/A         N/A
----------------------------------------------------------------------------------------
ML1-3T                                        1.00%    5.04%    5.78%        N/A
----------------------------------------------------------------------------------------


(1) THE FUND'S CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 14, 2001. AS OF
NOVEMBER 30, 2004, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF
THE FUND.  HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO
THE  COMMENCEMENT OF INVESTMENT  OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT
OF CLASS B SHARES AND REFLECT ALL CHARGES,  EXPENSES AND FEES INCURRED BY CLASS B SHARES,
WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(3) AFTER-TAX  RETURNS ARE  CALCULATED  USING A STANDARD SET OF  ASSUMPTIONS.  THE STATED
RETURNS ASSUME THE HIGHEST  HISTORICAL  INDIVIDUAL  FEDERAL  MARGINAL  INCOME AND CAPITAL
GAINS TAX RATES AT THAT TIME.  RETURN  AFTER TAXES ON  DISTRIBUTIONS  ASSUMES A CONTINUED
INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS.  RETURN AFTER
TAXES ON  DISTRIBUTIONS  AND SALE OF FUND SHARES  ASSUMES ALL SHARES WERE REDEEMED AT THE
END OF EACH MEASUREMENT  PERIOD,  AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING
LOSS)  ON  REDEMPTION,  AS WELL AS THE  EFFECTS  OF TAXES  ON FUND  DISTRIBUTIONS.  THESE
AFTER-TAX  RETURNS DO NOT REFLECT  THE EFFECT OF ANY  APPLICABLE  STATE AND LOCAL  TAXES.
AFTER-TAX  RETURNS ARE NOT  RELEVANT TO INVESTORS  HOLDING  SHARES  THROUGH  TAX-DEFERRED
PROGRAMS,  SUCH AS IRA OR 401(K)  PLANS.  AFTER-TAX  RETURNS  ARE SHOWN  ONLY FOR CLASS B
SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT.

PERFORMANCE  DATA QUOTED  REPRESENTS  PAST  PERFORMANCE  WHICH IS NO  GUARANTEE OF FUTURE
RESULTS.  INVESTMENT  RETURN AND  PRINCIPAL  VALUE WILL  FLUCTUATE SO THAT AN  INVESTOR'S
SHARES,  WHEN  REDEEMED,  MAY BE WORTH MORE OR LESS THAN THE ORIGINAL  COST.  MUTUAL FUND
PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS
STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE,  CALL 877-757-7424.  MUTUAL
FUNDS ARE NOT BANK DEPOSITS OR  OBLIGATIONS,  ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT
INSURED OR GUARANTEED BY THE U.S. GOVERNMENT,  THE FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD,  OR ANY OTHER  GOVERNMENT  AGENCY.  INVESTMENT IN MUTUAL FUNDS
INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INTERMEDIATE TAX EXEMPT BOND FUND                            Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide current income that is exempt from federal income tax.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests its assets primarily in a highly diversified portfolio of tax-exempt bonds. The Fund normally invests its assets so that at least 80% of the income that it distributes is exempt from federal income tax and alternative minimum tax. This policy may not be changed without shareholder approval.

A primary consideration of the Fund will be to invest a large portion of the assets in securities of issuers located within the southern United States. Key factors in the security selection process include regional economic trends and demographic patterns, national economic trends, interest rate momentum, and yield spreads. The Fund generally will invest a large portion of its assets in direct General Obligation Bonds consistent with the Adviser's economic forecast. Revenue bonds will be used to add additional yield, particularly in periods of economic growth. While investing in these tax-exempt securities, the Adviser will conduct a credit analysis of the issuer and will compare current yield spreads to historical norms. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened and its allocation in revenue bonds increased. The fixed-income securities in which the Fund invests will have a minimum credit rating of "A" (Standard & Poor's/Moody's) at the time of purchase.

The average maturity of the Fund's debt securities generally will be in the range of 3 to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened and its allocation in revenue bonds increased.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o TAX RISKS. Tax risk is the risk that future legislative or court decisions may materially affect the ability of the Fund to pay tax exempt dividends.

     o CALL RISKS. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

     o LIQUIDITY RISKS. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     o SECTOR RISKS. WHEN the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.

     o FUTURES AND OPTIONS RISKS. On behalf of the Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio.

PERFORMANCE INFORMATION

The Fund commenced operations on February 9, 2004. A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

TREASURY MONEY MARKET FUND                                   Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements collateralized by U.S. Treasury obligations. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy. The Fund also may invest in short-term AAA-rated securities of other investment companies, and engage in when-issued and delayed-delivery transactions. Consistent with the Fund's AAA rating by Standard & Poor's, the Fund will maintain an average maturity of 60 days or less. To the extent that Fund income is derived from investments in U.S. Treasury securities, interest earned from the Fund may be exempt from state income taxation.

The Fund will comply with the requirements of Rule 2a-7 under the 1940 Act, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o MONEY MARKET RISKS. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities. The Fund also can be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 1995-2004)
--------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. Historically the Fund has maintained a constant $1.00 net asset value per Share. The Fund's Shares are not sold subject to a sales (load) charge; therefore, the total returns displayed below are based upon net asset value.

        PERFORAMNCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

1995    5.51%
1996    4.78%
1997    4.81%
1998    4.64%
1999    4.28%
2000    5.60%
2001    3.62%
2002    1.04%
2003    0.43%
2004    0.63%

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.


Year-to-date performance as of February 28, 2005:        0.25%

Class A  Shares  highest  quarterly  return  during
years shown:                                             1.47% December 31, 2000
Class  A  Shares  lowest  quarterly  return  during
years shown:                                             0.08% March 31, 2004

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                1            5            10
                                               YEAR        YEARS        YEARS
CLASS A SHARES(1) Return Before Taxes         0.63%        2.24%        3.52%
                                              -----        -----        -----
--------------------------------------------------------------------------------

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

THE FUND'S CLASS A SHARES SEVEN-DAY NET YIELD AS OF DECEMBER 31, 2004 WAS 1.52%. INVESTORS MAY CALL THE FUND AT 877-757-7424 TO ACQUIRE THE CURRENT SEVEN-DAY NET YIELD.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

GOVERNMENT MONEY MARKET FUND                                 Risk/Return Profile
--------------------------------------------------------------------------------

PRINCIPAL OBJECTIVES

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus the value of any borrowings for investment purposes in U.S. government investments. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy. The Fund's investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund's Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current U.S. economic activity and the economic outlook; current short-term interest rates; the Federal Reserve Board's policies regarding short-term interest rates; and the potential effects of foreign economic activity on U.S. short-term interest rates. The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

The Fund will comply with the requirements of Rule 2a-7 under the 1940 Act, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, including the following principal risks:

     o MONEY MARKET RISKS. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities. The Fund also can be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

     o FIXED-INCOME SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so. In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of the Fund to fluctuate accordingly.

     o CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     o INTEREST RATE RISKS. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.


ANNUAL TOTAL RETURNS
--------------------
(CALENDAR YEARS 2002 - 2004)
----------------------------

The following bar chart illustrates the annual total returns for the Fund's Class A Shares. Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis. The Fund's Shares are not sold subject to a sales (load) charge. The total returns displayed above are based upon net asset value.

        PERFORMANCE BAR CHART
        ---------------------
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        --------------------------------------
        FOR CLASS A SHARES(1)
        ---------------------

[BAR CHART]

2002    1.34%
2003    0.75%
2004    0.69%


Year-to-date performance as of February 28, 2005:        0.27%

Class A  Shares  highest  quarterly  return  during
years shown:                                             0.35%  June 30, 2002
Class  A  Shares  lowest  quarterly  return  during
years shown:                                             0.10%  June 30, 2004

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
------------------------------------------

                                                               COMMENCEMENT
                                                  1            OF INVESTMENT
                                                 YEAR          OPERATIONS(1)
CLASS A SHARES Return Before Taxes               0.69%             0.94%
--------------------------------------------------------------------------------


(1) THE FUND COMMENCED INVESTMENT OPERATIONS ON DECEMBER 3, 2001.

THE FUND'S CLASS A SHARES SEVEN-DAY NET YIELD AS OF DECEMBER 31, 2004 WAS 1.39%.
--------------------------------------------------------------------------------
INVESTORS MAY CALL THE FUND AT 877-757-7424 TO ACQUIRE THE CURRENT SEVEN-DAY NET
--------------------------------------------------------------------------------
YIELD.
------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MID CAP GROWTH FUND                                            Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Mid Cap Growth Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                    5.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                      None(1)    1.00%     None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                         None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)       None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                              None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                       None       None      None

ANNUAL FUND OPERATING EXPENSES                          CLASS A    CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)           SHARES     SHARES     SHARES

Investment advisory fee                                   0.75       0.75      0.75
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                   -         0.75       -
------------------------------------------------------------------------------------------
Shareholder service fee                                   0.25       0.25       -
------------------------------------------------------------------------------------------
Other operating expenses                                  0.29       0.24      0.25
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                           1.29       1.99      1.00
------------------------------------------------------------------------------------------


(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                          CLASS A        CLASS C        CLASS I
                                          SHARES         SHARES         SHARES

1 YEAR Assuming redemption                $675            $303           $102
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $675            $203           $102
--------------------------------------------------------------------------------
3 YEARS                                   $938            $626           $319
--------------------------------------------------------------------------------
5 YEARS                                  $1,221          $1,077          $555
--------------------------------------------------------------------------------
10 YEARS                                 $2,029          $2,327         $1,232
--------------------------------------------------------------------------------

GROWTH FUND                                                    Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Growth Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       5.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)    1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.80       0.80      0.80
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.27       0.21      0.27
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.32       2.01      1.07
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.75% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                         CLASS A           CLASS C      CLASS I
                                         SHARES            SHARES       SHARES

1 YEAR Assuming redemption                $677            $305           $109
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $677            $205           $109
--------------------------------------------------------------------------------
3 YEARS                                   $947            $633           $341
--------------------------------------------------------------------------------
5 YEARS                                  $1,236          $1,087          $593
--------------------------------------------------------------------------------
10 YEARS                                 $2,061          $2,348         $1,313
--------------------------------------------------------------------------------

MID CAP VALUE FUND                                             Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Mid Cap Value Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       5.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)   1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee2                                     0.80       0.80      0.80
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.38       0.06      0.38
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.43       1.86      1.18
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.75% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        CLASS A       CLASS C          CLASS I
                                        SHARES        SHARES           SHARES

1 YEAR Assuming redemption                $688            $289           $121
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $688            $189           $121
--------------------------------------------------------------------------------
3 YEARS                                   $979            $587           $376
--------------------------------------------------------------------------------
5 YEARS                                  $1,291          $1,010          $652
--------------------------------------------------------------------------------
10 YEARS                                 $2,177          $2,190         $1,440
--------------------------------------------------------------------------------

VALUE FUND                                                     Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Value Fund.

SHAREHOLDER  TRANSACTION EXPENSES                          CLASS A    CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)              SHARES     SHARES     SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       5.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)    1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.80       0.80      0.80
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.29       0.25      0.27
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.34       2.05      1.07
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.75% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                          CLASS A        CLASS C        CLASS I
                                          SHARES         SHARES         SHARES

1 YEAR Assuming redemption                $679            $309           $109
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $679            $209           $109
--------------------------------------------------------------------------------
3 YEARS                                   $953            $645           $341
--------------------------------------------------------------------------------
5 YEARS                                  $1,246          $1,107          $593
--------------------------------------------------------------------------------
10 YEARS                                 $2,082          $2,390         $1,313
--------------------------------------------------------------------------------

BALANCED FUND                                                  Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Balanced Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       5.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)    1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.80       0.80      0.80
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.33       0.33      0.33
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.38       2.13      1.13
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGES OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.75% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                         CLASS A         CLASS C        CLASS I
                                         SHARES          SHARES         SHARES

1 YEAR Assuming redemption                $683            $317           $116
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $683            $217           $116
--------------------------------------------------------------------------------
3 YEARS                                   $964            $669           $360
--------------------------------------------------------------------------------
5 YEARS                                  $1,266          $1,148          $625
--------------------------------------------------------------------------------
10 YEARS                                 $2,125          $2,473         $1,383
--------------------------------------------------------------------------------

FIXED INCOME FUND                                              Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Fixed Income Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       2.00%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)   1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.75       0.75      0.75
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.22       0.22      0.22
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.22       1.97      0.97
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.50% for the fiscal year ending November
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                         CLASS A         CLASS C        CLASS I
                                         SHARES          SHARES         SHARES

1 YEAR Assuming redemption                $322            $301            $99
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $322            $201            $99
--------------------------------------------------------------------------------
3 YEARS                                   $581            $620           $310
--------------------------------------------------------------------------------
5 YEARS                                   $860           $1,066          $539
--------------------------------------------------------------------------------
10 YEARS                                 $1,656          $2,306         $1,197
--------------------------------------------------------------------------------

LIMITED MATURITY FIXED INCOME FUND                             Fees and Expenses
--------------------------------------------------------------------------------
  (FORMERLY LIMITED MATURITY GOVERNMENT FUND)
  -------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Limited Maturity Fixed Income Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       1.50%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)    1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.70       0.70      0.70
------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.25       0.25      0.25
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.20       1.95      0.95
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.40% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                          CLASS A        CLASS C         CLASS I
                                          SHARES         SHARES          SHARES

1 YEAR Assuming redemption                $271            $299            $97
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $271            $199            $97
--------------------------------------------------------------------------------
3 YEARS                                   $527            $614           $304
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5 YEARS                                   $802           $1,056          $528
--------------------------------------------------------------------------------
10 YEARS                                 $1,591          $2,285         $1,173
--------------------------------------------------------------------------------

INTERMEDIATE TAX EXEMPT BOND FUND                              Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Intermediate Tax Exempt Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS C    CLASS I
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES     SHARES    SHARES
Maximum sales charge (Load) (as a percentage of offering
price)                                                       2.00%      None      None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None(1)   1.00%      None
------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None      None
------------------------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None       None      None
------------------------------------------------------------------------------------------
Exchange Fee                                                 None       None      None
------------------------------------------------------------------------------------------
Maximum account fee                                          None       None      None

ANNUAL FUND OPERATING EXPENSES                              CLASS A   CLASS C    CLASS I
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES     SHARES    SHARES

Investment advisory fee(2)                                   0.50       0.50      0.50
------------------------------------------------------------------------------------------
Distribution (12b-1) fee(3)                                    -        0.75        -
------------------------------------------------------------------------------------------
Shareholder service fee                                      0.25       0.25        -
------------------------------------------------------------------------------------------
Other operating expenses                                     0.38       0.38      0.38
------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.13       1.88      0.88
------------------------------------------------------------------------------------------

(1) ON  PURCHASES  OF CLASS A SHARES OF $1 MILLION OR MORE,  A  CONTINGENT  DEFERRED  SALES
CHARGE OF 1.00% OF THE REDEMPTION  AMOUNT WILL APPLY TO CLASS A SHARES  REDEEMED  WITHIN 12
MONTHS  OF THE  PURCHASE  DATE  UNDER  CERTAIN  INVESTMENT  PROGRAMS  WHERE  AN  INVESTMENT
PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

(2) THE ADVISER  EXPECTS TO VOLUNTARILY  WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER
CAN TERMINATE THIS VOLUNTARY  WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND
(AFTER THE ANTICIPATED  VOLUNTARY WAIVER) WILL BE 0.25% FOR THE FISCAL YEAR ENDING NOVEMBER
30, 2005.

(3) THE DISTRIBUTOR  EXPECTS TO VOLUNTARILY WAIVE A PORTION OF ITS FEE. THE DISTRIBUTOR CAN
TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE  DISTRIBUTION  (12B-1) FEE FOR THE CLASS C
SHARES OF THE FUND (AFTER THE  ANTICIPATED  VOLUNTARY  WAIVER) WILL BE 0.60% FOR THE FISCAL
YEAR ENDING NOVEMBER 30, 2005.



EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                          CLASS A        CLASS C         CLASS I
                                          SHARES         SHARES          SHARES

1 YEAR Assuming redemption                $313            $291            $90
--------------------------------------------------------------------------------
1 YEAR Assuming no redemption             $313            $191            $90
--------------------------------------------------------------------------------
3 YEARS                                   $553            $593           $282
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5 YEARS                                   $812           $1,020          $490
--------------------------------------------------------------------------------
10 YEARS                                 $1,555          $2,211         $1,091
--------------------------------------------------------------------------------

TREASURY MONEY MARKET FUND                                     Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Treasury Money Market Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES

Maximum sales charge (Load) (as a percentage of offering
price)                                                       None
---------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None
---------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None
---------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None
---------------------------------------------------------------------
Exchange Fee                                                 None
---------------------------------------------------------------------
Maximum account fee                                          None

ANNUAL FUND OPERATING EXPENSES                              CLASS A
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               SHARES

Investment advisory fee(1)                                   0.50
---------------------------------------------------------------------
Distribution (12b-1) fee                                       -
---------------------------------------------------------------------
Shareholder service fee                                      0.25
---------------------------------------------------------------------
Other operating expenses                                     0.18
---------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.93
---------------------------------------------------------------------

(1) THE ADVISER EXPECTS TO VOLUNTARILY WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND (AFTER THE ANTICIPATED VOLUNTARY WAIVER) WILL BE 0.20% FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs and returns may be higher or -lower, based on these assumptions your costs would be:

                                     CLASS A SHARES

1 YEAR Assuming redemption                $95
----------------------------------------------------
1 YEAR Assuming no redemption             $95
----------------------------------------------------
3 YEARS                                   $297
----------------------------------------------------
5 YEARS                                   $517
----------------------------------------------------
10 YEARS                                 $1,150
----------------------------------------------------

GOVERNMENT MONEY MARKET FUND                                   Fees and Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you may pay if you buy and hold Shares of the Government Money Market Fund.

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A
(EXPENSES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES

Maximum sales charge (Load) (as a percentage of offering
price)                                                       None
---------------------------------------------------------------------
Maximum deferred sales charge (Load)                         None
---------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                            None
---------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed)          None
---------------------------------------------------------------------
Exchange Fee                                                 None
---------------------------------------------------------------------
Maximum account fee                                          None

ANNUAL FUND OPERATING EXPENSES                              CLASS A
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) SHARES

Investment advisory fee(1)                                   0.50
---------------------------------------------------------------------
Distribution (12b-1) fee                                       -
---------------------------------------------------------------------
Shareholder service fee(2)                                   0.25
---------------------------------------------------------------------
Other operating expenses                                     0.32
---------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              1.07
---------------------------------------------------------------------

(1) THE ADVISER EXPECTS TO VOLUNTARILY WAIVE A PORTION OF THE MANAGEMENT FEE. THE ADVISER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE MANAGEMENT FEE TO BE PAID BY THE FUND (AFTER THE ANTICIPATED VOLUNTARY WAIVER) WILL BE 0.15% FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2005.

(2) THE SHAREHOLDER SERVICES PROVIDER EXPECTS TO VOLUNTARILY WAIVE A PORTION OF THE SHAREHOLDER SERVICES FEE. THE SHAREHOLDER SERVICES PROVIDER CAN TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME. THE SHAREHOLDER SERVICES FEE TO BE PAID BY THE FUND (AFTER THE ANTICIPATED VOLUNTARY WAIVER) WILL BE 0.20% FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2005.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                     CLASS A SHARES

1 YEAR Assuming redemption                $109
----------------------------------------------------
1 YEAR Assuming no redemption             $109
----------------------------------------------------
3 YEARS                                   $341
----------------------------------------------------
5 YEARS                                   $593
----------------------------------------------------
10 YEARS                                 $1,313
----------------------------------------------------

SECURITIES DESCRIPTIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the BALANCED FUND, VALUE FUND, GROWTH FUND, MID CAP VALUE FUND and MID CAP GROWTH FUND invest.

COMMON STOCKS are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings influence the value of its common stock.

PREFERRED STOCKS have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

FIXED-INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Generally, investors in fixed-income securities are creditors of the issuer. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer is entitled to redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Funds invest.

TREASURY SECURITIES are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CONVERTIBLE SECURITIES are fixed-income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed-income securities. Convertible securities have lower yields than comparable fixed-income securities.

In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CORPORATE DEBT  SECURITIES  are  fixed-income  securities  issued by businesses.
Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The Funds may also purchase interests in bank loans to companies.

The credit risks of corporate  debt  securities  vary widely among  issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory payments.

MORTGAGE BACKED SECURITIES represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of  adjustable  rate  mortgages  are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is "pass-through certificates." An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against interest rate risk.

DEMAND MASTER NOTES. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an investor. These notes are payable (in full or in part) on demand by either party, usually with one to seven days notice.

They generally pay a floating or variable interest rate, and the principal amount may be periodically increased or decreased at the investor's option.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES. The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, S&P assigns ratings to investment grade securities (AAA, AA, A, and

BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below investment grade, the Adviser will reevaluate the security, but will not be required to sell it.

TAX EXEMPT SECURITIES are fixed-income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the INTERMEDIATE TAX EXEMPT BOND FUND may invest:

GENERAL OBLIGATION BONDS are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The INTERMEDIATE TAX EXEMPT BOND FUND may invest in bonds subject to AMT.

REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

DELAYED DELIVERY TRANSACTIONS, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.

Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

PORTFOLIO TURNOVER. Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and impact Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

TEMPORARY DEFENSIVE INVESTMENTS. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, a Fund may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily fail to meet its goal and forego greater investment returns for the safety of principal.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

A Morgan Keegan Financial Adviser or a Regions Morgan Keegan Trust Administrator can assist you with all phases of your investment when buying Shares of the Funds.

MINIMUM INITIAL INVESTMENT FOR THE FUND'S CLASS A SHARES AND CLASS C SHARES:

o    $1,000

o $250 for Individual Retirement Accounts ("IRAs") and if you are an officer, director, employee or retired employee of Regions Financial Corporation, or its affiliates, or if you establish a $50 monthly minimum addition to your account through the Funds' Systematic Investment Program ("SIP").

MINIMUM SUBSEQUENT INVESTMENT FOR THE FUND'S SHARES:

o    $50 for any account

Initial and subsequent investments in an IRA established on behalf of a non-working spouse of a shareholder who has an IRA invested in the Fund require a minimum amount of only $250. In addition, once you have established an account, the minimum amount for subsequent investments will be waived if an investment in an IRA or similar plan is the maximum amount permitted under the Internal Revenue Code of 1986, as amended.

In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Keep in mind that Investment Professionals may charge you fees for their services in connection with your Share transaction. There is no minimum initial investment for Class I Shares. However, Class I Shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, like wrap accounts, you may be eligible to purchase Class I Shares. If you are investing through a retirement plan or other special program, follow the instructions in your program materials.


CHOOSING A SHARE CLASS

The Funds with fluctuating net asset values offer three Share classes - Class A Shares, Class C Shares and Class I Shares. Treasury Money Market Fund and Government Money Market Fund offer Class A Shares only. Each Share class has its own expense structure.

Your investment plans will determine which class is most suitable for you. For example, if you are investing a substantial amount or if you plan to hold your shares for a long period, Class A Shares may make the most sense for you. If you are investing for less than five years, you may want to consider Class C Shares.

Class I Shares are available only to a limited group of investors at the discretion of the Funds. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, like wrap accounts, you may be eligible to purchase Class I Shares.

Because all future investments in your account will be made in the Share class you designate when opening the account, you should make your decision carefully. Your Morgan Keegan Financial Adviser can help you choose the Share class that makes the most sense for you.

CLASS COMPARISON

CLASS A SHARES -- FRONT LOAD

o Initial sales charge of 5.50% for the MID CAP GROWTH FUND, GROWTH FUND, MID CAP VALUE FUND, VALUE FUND, and BALANCED FUND (in each case, as a percentage of offering price which includes the sales load); see schedule below.
o Initial sales charge of 2.00% for the FIXED INCOME FUND and the INTERMEDIATE TAX EXEMPT BOND FUND (in each case, as a percentage of offering price which includes the sales load); see schedule below.
o Initial sales charge of 1.50% for the LIMITED MATURITY FIXED INCOME FUND (as a percentage of offering price which includes the sales load); see schedule below.
o Lower sales charges for larger investments of $50,000 or more; no sales charge for purchases of $1 million or more.
o    Lower annual expenses than Class C Shares.
o "Right of accumulation" allows you to determine the applicable sales load on a purchase by including the value of your existing Regions Morgan Keegan Select Funds investments as part of your current investment.
o "Letter of intent" allows you to count all investments in Regions Morgan Keegan Select Funds over the next 13 months as if you were making them all at once, for purposes of calculating sales charges.

The following tables list the sales charges, which will be applied to your Class A Share purchase, subject to the breakpoint discounts indicated in the tables and described below. Class A Shares of the TREASURY MONEY MARKET FUND and the GOVERNMENT MONEY MARKET FUND are sold at NAV.

Class A Shares of the MID CAP GROWTH FUND, GROWTH FUND, MID CAP VALUE FUND, VALUE FUND, and BALANCED FUND are sold at NAV plus a front end sales charge as listed below:

             YOUR                     SALES CHARGE                 SALES CHARGE
                                        AS A % OF                 AS A % OF NET
          INVESTMENT                 OFFERING PRICE              AMOUNT INVESTED

Less than $50,000                         5.50%                       5.82%
--------------------------------------------------------------------------------
$50,000 but less than $100,000            4.50%                       4.71%
--------------------------------------------------------------------------------
$100,000 but less than $250,000           3.75%                       3.90%
--------------------------------------------------------------------------------
$250,000 but less than $500,000           2.50%                       2.56%
--------------------------------------------------------------------------------
$500,000 but less than $1 million         2.00%                       2.04%
--------------------------------------------------------------------------------
$1 million or more(1)                      NAV                         NAV
--------------------------------------------------------------------------------

(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN 12 MONTHS OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

Class A Shares of the FIXED INCOME FUND and the INTERMEDIATE TAX EXEMPT BOND FUND are sold at NAV plus a front end sales charge as listed below:

                                      SALES CHARGE                 SALES CHARGE
             YOUR                       AS A % OF                 AS A % OF NET
          INVESTMENT                 OFFERING PRICE              AMOUNT INVESTED

Less than $50,000                         2.00%                       2.04%
--------------------------------------------------------------------------------
$50,000 but less than $100,000            1.75%                       1.78%
--------------------------------------------------------------------------------
$100,000 but less than $250,000           1.50%                       1.52%
--------------------------------------------------------------------------------
$250,000 but less than $500,000           1.00%                       1.01%
--------------------------------------------------------------------------------
$500,000 but less than $1 million         0.75%                       0.76%
--------------------------------------------------------------------------------
$1 million or more(1)                      NAV                         NAV
--------------------------------------------------------------------------------

(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN 12 MONTHS OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

Class A Shares of the LIMITED MATURITY FIXED INCOME FUND are sold at NAV plus a front end sales charge as listed below:

                                      SALES CHARGE                 SALES CHARGE
             YOUR                       AS A % OF                 AS A % OF NET
          INVESTMENT                 OFFERING PRICE              AMOUNT INVESTED

Less than $50,000                         1.50%                       1.52%
--------------------------------------------------------------------------------
$50,000 but less than $100,000            1.25%                       1.27%
--------------------------------------------------------------------------------
$100,000 but less than $250,000           1.00%                       1.01%
--------------------------------------------------------------------------------
$250,000 but less than $500,000           0.75%                       0.76%
--------------------------------------------------------------------------------
$500,000 but less than $1 million         0.50%                       0.50%
--------------------------------------------------------------------------------
$1 million or more(1)                      NAV                         NAV
--------------------------------------------------------------------------------

(1) ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CONTINGENT DEFERRED SALES CHARGE OF 1.00% OF THE REDEMPTION AMOUNT WILL APPLY TO CLASS A SHARES REDEEMED WITHIN 12 MONTHS OF THE PURCHASE DATE UNDER CERTAIN INVESTMENT PROGRAMS WHERE AN INVESTMENT PROFESSIONAL RECEIVED AN ADVANCE PAYMENT ON THE TRANSACTION.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS. Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Funds are indicated in the tables above. Your Investment Professional must notify the Funds' Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your Investment Professional of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Funds held directly or through an Investment Professional or through a single-participant retirement account by you, your spouse, and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs).

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your Investment Professional certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. This prospectus is available on the Funds' website free of charge at www.rmkfunds.com.

THE FRONT END SALES CHARGE FOR CLASS A SHARES MAY BE ELIMINATED OR REDUCED AT PURCHASE IF:

o you have redeemed Shares from another broker dealer and invest the same amount or greater in the Funds provided that you paid a sales charge in connection with the purchase or redeeming of the Shares and further provided that the purchase of Shares is within 30 days of redemption;

o    you are a Trust customer purchasing through Regions Morgan Keegan Trust;

o you purchase Shares through "wrap accounts", asset allocation programs, or similar programs, under which clients may pay a fee for account services;

o you purchase Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));

o you are an officer, director, employee or retired employee of Regions Financial Corporation, or its affiliates, and your spouse and dependent children.

DEALER CONCESSIONS. The Distributor, Morgan Keegan, with the exception of the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND, may pay a dealer up to 100% of any sales charge imposed, which may be paid in the form of an advance. The dealer may be paid an advance commission for sales of the Class C Shares of the Regions Morgan Keegan Select Funds. Such payments may be in the form of cash or promotional incentives.

CLASS C SHARES -- LEVEL LOAD

o    No initial sales charge.
o Contingent deferred sales charge of 1% of the lesser of the purchase price of the Class C Shares or their net asset value at the time of redemption, payable by you if you sell shares within one year of purchase. In the event of a partial redemption, the contingent deferred sales charge will be applied to the oldest Shares held first.
o    Annual distribution (12b-1) fee of 0.75% for Class C Shares of the Funds.

CLASS I -- NO LOAD

o    No sales charges of any kind.
o No distribution (12b-1) fees; annual expenses are lower than other Share classes.
o Available only to a limited group of investors at the discretion of the Funds, including employer-sponsored retirement plans, advisory accounts of the investment manager, and certain programs available through brokers, like wrap accounts. These programs usually involve special conditions and separate fees. Contact your Morgan Keegan Financial Adviser or Regions Morgan Keegan Trust Administrator for information.

TO ADD TO AN ACCOUNT

THROUGH MORGAN KEEGAN. You may purchase Shares of a Fund by contacting your Morgan Keegan Financial Adviser or by calling Morgan Keegan at 800-222-8866. You may also visit our website at www.morgankeegan.com to locate the Morgan Keegan branch nearest you. New investors must complete Morgan Keegan's New Account Form and return it along with a check for your initial investment payable to "Morgan Keegan" to your Financial Adviser or to Morgan Keegan at Fifty North Front Street, Memphis, TN 38103. Please indicate the Fund, Share class, the account number, and the dollar value or number, if any, of Shares on your check. You can avoid future inconvenience by signing up now for any services you might later use, including the Systematic Investment Program.

                  MORGAN KEEGAN & COMPANY, INC.
                  Morgan Keegan Tower
                  Fifty North Front Street
                  Memphis, Tennessee 38103

                  Call toll-free:  800-222-8866
                  (8:30 a.m. - 4:30 p.m., business days, Central Time)

                  Members New York Stock Exchange, SIPC

                  WWW.MORGANKEEGAN.COM


THROUGH REGIONS MORGAN KEEGAN TRUST. Trust customers may purchase Shares of a Fund through their local Trust Administrator or by calling Regions Morgan Keegan Trust at 877-757-7424.

THROUGH OTHER FINANCIAL INTERMEDIARY. You may purchase Shares through a broker-dealer, Investment Professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase Shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

THROUGH SYSTEMATIC INVESTMENT PROGRAM. Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the appropriate SIP forms by contacting your Investment Professional. The minimum investment amount for SIPs is $50.

POLICIES FOR BUYING SHARES

ANTI-MONEY LAUNDERING LAWS. If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may open your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your Shares at the next calculated net asset value ("NAV"), as permitted by applicable law.

TIMING OF REQUESTS. Your purchase order must be received by your Morgan Keegan Financial Adviser, Trust Administrator, or Authorized Dealer by 11:00 a.m. (Central Time) for the TREASURY MONEY MARKET FUND and the GOVERNMENT MONEY MARKET FUND or by 3:00 p.m. (Central Time) for all other Funds to get that day's closing share price. You will receive the next calculated closing share price if the Investment Professional forwards the order to the Fund on the same day and the Fund receives payment on the same business day (in the case of GOVERNMENT MONEY MARKET FUND and TREASURY MONEY MARKET FUND) or the next business day for the other Funds. Each Fund reserves the right to reject any purchase request. It is the responsibility of your Investment Professional or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. You are not the owner of Fund Shares (and therefore will not receive dividends) until payment for the Shares is received.

SHORT-TERM TRADING. The Funds attempt to deter short-term trading that may be disruptive to the efficient management of the Funds. The Funds may consider several factors when evaluating shareholder trading activity, including, but not limited to: (1) dollar amount of the transaction; (2) volume of the transaction;
(3) frequency of trading; (4) developing trading patterns of the shareholder; and (5) any other factors deemed pertinent by Fund management.

The Funds' Board has approved policies and procedures intended to discourage excessive short-term trading of the Funds' Shares. These policies provide that, when, in the sole discretion of Fund management, short-term trading would have a detrimental effect on the efficient management of a Fund, the Funds may refuse a transaction by any person, group or commonly controlled account. The Funds will promptly notify the shareholder of a determination to reject a purchase request. The Funds reserve the right to restrict future purchases of Fund Shares.

There can be no assurance that the Funds will be effective in limiting short-term trading in all cases. If the Funds are unable to deter this type of trading, it may adversely affect the performance of the Funds by requiring the Funds to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative, and other expenses.

The Funds' objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Funds anticipate that limitations on its ability to identify trading activity to specific shareholders, including where shares are held in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

HOW TO REDEEM SHARES

TO SELL SOME OR ALL OF YOUR SHARES

You may redeem Class A Shares, Class C Shares and Class I Shares by calling or writing to Morgan Keegan, Regions Morgan Keegan Trust, or an Authorized Dealer, as appropriate.

BY MAIL. To redeem Shares by mail, written requests must be received in proper form and can be made through Morgan Keegan, Regions Morgan Keegan Trust, or any Authorized Dealer, as appropriate. The redemption request should include the shareholder's name, Fund name and class of Shares, account number and the Share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the Fund. You may redeem some or all of your Shares by sending a letter of instruction to your Financial Adviser or Morgan Keegan at Fifty North Front Street, Memphis, Tennessee 38103. Trust customers should send a letter of instruction to your local Trust Administrator or to Regions Morgan Keegan Trust at 417 North 20th Street, Birmingham, Alabama 35203.

BY TELEPHONE. Telephone redemption instructions must be received by your Investment Professional before 11:00 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or before 3:00 p.m. (Central Time) for all other Funds' Shares to be redeemed that day. Orders for redemptions received after these times on any business day will be executed at the close of the next business day. As long as the transaction does not require a written request as described in the Policies for Selling Shares, you may sell shares by calling your Morgan Keegan Financial Adviser or Morgan Keegan at 800-222-8866. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424. A check will be mailed to you on the following business day.

BY EXCHANGE. Please read the applicable prospectus carefully before you request an exchange. To request an exchange, call or write to Morgan Keegan, Regions
Morgan Keegan Trust, or an Authorized Dealer, as appropriate. Call your Morgan Keegan Financial Adviser or Morgan Keegan at 800-222-8866 or mail your written exchange instructions to Morgan Keegan at Fifty North Front Street, Memphis, Tennessee 38103. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424 or mail your written exchange instructions to Regions Morgan Keegan Trust, 417 North 20th Street, Birmingham, Alabama 35203.

BY  SYSTEMATIC  WITHDRAWAL.  This  plan is  designated  for  retirees  and other investors who want regular withdrawals from a fund account. You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Please contact your Investment Professional for the appropriate forms to complete. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares that are subject to a sales charge while redeeming Shares using this program.

POLICIES FOR SELLING SHARES
---------------------------

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS AND SIGNATURE GUARANTEES. Please submit instructions in writing when any of the following apply:

o    You are selling more than $100,000 worth of Shares
o    The name or address on the account has changed within the last 30 days

o You want the redemption proceeds to be sent or wired to a name or address not on the account registration
o You are transferring shares to an account with a different registration or Share class
o You want the redemption proceeds payable to someone other than the shareholder of record
o You are selling Shares held in a corporate or fiduciary account; for these accounts additional documents are required:

     CORPORATE ACCOUNTS: certified copy of a corporate resolution
     FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all written requests must bear signature guarantees. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

TIMING OF REQUESTS. Redemption requests for the Funds must be received by 11:00 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for Shares to be redeemed at that day's closing share price. Requests received after the close of the NYSE will be executed the following day, at that day's closing share price.

SELLING RECENTLY PURCHASED SHARES. If you sell Shares before the payment for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase date. Any delay would occur only when it cannot be determined that payment has cleared.


SALES CHARGE WHEN YOU REDEEM

CLASS A SHARES (PURCHASE AMOUNT OF $1 MILLION OR GREATER). A Contingent Deferred Sales Charge ("CDSC") of 1.00% of the redemption amount applies to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an Investment Professional received an advance payment on the transaction.

CLASS C SHARES. Redemptions of Class C Shares purchased before January 31, 2004 are subject to a 1.00% CDSC if the redemption is made within 18 months of the purchase. Redemptions of Class C Shares purchased after January 31, 2004 are subject to a 1.00% CDSC if the redemption is made within 12 months of the purchase. If your investment qualifies for a reduction or elimination of the CDSC, your Investment Professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING CLASS C SHARES:

o    if you are a Trust customer redeeming through Regions Morgan Keegan Trust;
o if you purchased Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));
o on the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;
o    on Shares acquired through reinvestment of dividends and capital gains;
o if your redemption is a required distribution and you are over the age of 70 1/2 from an individual retirement account or other retirement plan;
o upon the death or disability of the last surviving shareholder(s) of the account;

o if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
o when redeeming and directing the proceeds for purchase of Shares of a portfolio of Morgan Keegan Select Fund, Inc. It is your responsibility to inform the broker of your intention to exercise this option at the time of the redemption and purchase; or
o you purchased Shares through "wrap accounts", asset allocation programs, or similar programs, under which clients may pay a fee for services.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUNDS WILL REDEEM YOUR SHARES IN THE FOLLOWING ORDER:

o    Shares that are not subject to a CDSC; and
o    Shares held the longest.

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CHECKWRITING (TREASURY MONEY MARKET FUND AND GOVERNMENT MONEY MARKET FUND ONLY). The Treasury Money Market Fund and the Government Money Market Fund do not offer checkwriting privileges.


CONDITIONS FOR REDEMPTIONS

LIMITATIONS ON REDEMPTION PROCEEDS. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

o    to allow your purchase payment to clear;
o    during periods of market volatility; or
o when your trade activity or amount adversely impacts a Fund's ability to manage its assets.

HOW TO EXCHANGE SHARES

EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for Shares of any series of Regions Morgan Keegan Select Funds covered by this Prospectus or any series of Morgan Keegan Select Fund, Inc. without paying a sales charge. Beginning on or about June 1, 2005, you may exchange shares of a Fund into Shares of the same class of any Regions Morgan Keegan Select LEADER series without paying a sales charge. Your new Fund Shares will be the same class as your current Shares. The date of original purchase of exchanged Class C Shares will be used for purposes of calculating the contingent deferred sales charge imposed upon redemption of exchanged-for-Shares. You may exchange Class C Shares of a Fund with Class A Shares of TREASURY MONEY MARKET FUND or GOVERNMENT MONEY MARKET FUND since there are no Class C Shares offered by these Funds.

To exchange Shares, you must:

o    meet any minimum initial investment requirements; and
o    receive a prospectus for the Fund into which you wish to exchange.

Please read the applicable prospectus carefully before you request an exchange. Shareholders contemplating exchanges into the Funds should consult their tax advisers since the tax advantages of each Fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


TO REQUEST AN EXCHANGE

Call or write to Morgan Keegan, Regions Morgan Keegan Trust, or an Authorized Dealer, as appropriate. Call your Morgan Keegan Financial Adviser or Morgan Keegan at 800-222-8866 or mail your written exchange instructions to Morgan Keegan at Fifty North Front Street, Memphis, Tennessee 38103. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424 or mail your written exchange instruction to your local Trust
Administrator or to Regions Morgan Keegan Trust, 417 North 20th Street, Birmingham, Alabama 35203.

POLICIES FOR EXCHANGING SHARES

TIMING OF REQUESTS. Telephone exchange instructions must be received by your Investment Professional before 11:00 a.m. (Central Time) for the TREASURY MONEY MARKET FUND and the GOVERNMENT MONEY MARKET FUND or before 3:00 p.m. (Central
Time) for all other Funds' Shares to be exchanged that day. Orders for exchanges received after these times on any business day will be executed at the close of the next business day.

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS AND SIGNATURE GUARANTEES. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration

FREQUENT EXCHANGES. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. The Funds may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request.

The Funds will provide 60 days' prior written notice before materially amending, suspending or eliminating exchange privileges.

ACCOUNT POLICIES

BUSINESS HOURS

You can purchase, redeem, or exchange Shares of all Funds any day the New York Stock Exchange ("NYSE") is open (generally Monday through Friday). Representatives of the Funds are available normally from 8:30 a.m. to 4:30 p.m. Central Time on these days. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. Please refer to the Statement of Additional Information for a listing of days when the NYSE is closed.

CALCULATING SHARE PRICE

When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV plus any applicable front-end sales charge. Each fund calculates the NAV of its shares every day the NYSE is open for business, as of the close of the customary trading session (usually 4:00 p.m. Eastern Time), or any earlier NYSE closing time that day, by subtracting the liabilities from the total assets attributable to shares and dividing the result by the number of shares outstanding.

Portfolio Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market value. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities could change on days when you can not buy or sell Fund Shares.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Funds' Board. The Funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that should be considered by the Valuation Committee in determining the fair value of a security are: (1) type of security;
(2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund's holding; (5) for restricted securities, and discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) and evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

TRANSFER AGENT

Morgan Keegan & Company, Inc. ("Morgan Keegan"), an affiliate of the Adviser, is the Funds' transfer agent and receives a fee for services. Regions Bank and Retirement Plan Services of America, a subsidiary of Federated, each receive a sub-transfer agent fee for sub-accounting services they provide to certain retirement plan accounts. This fee ($10.00 per participant account, per year) is either equal to or less than the fees the Fund would pay its transfer agent for these accounts if sub-accounting had not been performed.

TELEPHONE REQUESTS

When you open an account, you automatically receive telephone privileges, allowing you to place orders for your account by calling your Investment Professional. Your Investment Professional can use these privileges to purchase, redeem or exchange Fund Shares in your account. Morgan Keegan may accept telephone redemption instructions from your Investment Professional where the owner has not declined in writing to utilize this service.

Unauthorized telephone requests are rare; however, as long as Morgan Keegan and your Investment Professional take certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests.

CONFIRMATIONS AND ACCOUNT STATEMENTS

MORGAN KEEGAN. Morgan Keegan customers will receive confirmation of purchases, redemptions, and exchanges. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends, and capital gains paid. You have the duty to examine all statements, confirmations, and other reports or notices upon receipt from Morgan Keegan and report any errors or unauthorized trading to Morgan Keegan's Customer Service Department within the time limits specified in the client agreement on the New Account Form.

REGIONS  MORGAN KEEGAN TRUST.  Regions  Morgan Keegan Trust  customers will also receive confirmation of purchases, redemptions and exchanges except for systematic program transactions. For the TREASURY MONEY MARKET FUND and the GOVERNMENT MONEY MARKET FUND, Trust customers will receive monthly confirmations to report all transactions including dividends paid during the month. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid. You have the duty to examine all statements, confirmations, and other reports or notices upon receipt from Regions Morgan Keegan Trust and report any errors or unauthorized trading by calling 877-757-7424.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid to shareholders invested in a Fund on the record date. In addition, each Fund pays any capital gains at least annually, if applicable. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your Investment Professional or the Fund for information concerning when dividends and capital gains will be paid. Dividends are declared and paid according to the following schedule:

                                                       DIVIDENDS DECLARED
                                                             AND PAID

          MID CAP GROWTH FUND                               Quarterly
          ----------------------------------------------------------------
          GROWTH FUND                                       Quarterly
          ----------------------------------------------------------------
          MID CAP VALUE FUND                                Quarterly
          ----------------------------------------------------------------
          VALUE FUND                                        Quarterly
          ----------------------------------------------------------------
          BALANCED FUND                                     Quarterly
          ----------------------------------------------------------------
          FIXED INCOME FUND                               Daily/Monthly
          ----------------------------------------------------------------
          LIMITED MATURITY FIXED INCOME FUND              Daily/Monthly
          ----------------------------------------------------------------
          INTERMEDIATE TAX EXEMPT BOND FUND               Daily/Monthly
          ----------------------------------------------------------------
          TREASURY MONEY MARKET FUND                      Daily/Monthly
          ----------------------------------------------------------------
          GOVERNMENT MONEY MARKET FUND                    Daily/Monthly
          ----------------------------------------------------------------


The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that INTERMEDIATE TAX EXEMPT BOND FUND distributions will be primarily dividends that are exempt from federal income tax; however, the Fund's income distributions my be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

The other Funds distribute taxable dividends and capital gains. Fund distributions are expected to be primarily dividends for the LIMITED MATURITY FIXED INCOME FUND, INTERMEDIATE TAX EXEMPT BOND FUND, TREASURY MONEY MARKET FUND, and GOVERNMENT MONEY MARKET FUND, and both dividends and capital gains for all other Funds. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

DISTRIBUTION OF FUND SHARES

Morgan Keegan & Co., Inc. ("Morgan Keegan") serves as the distributor for Shares of the Funds. Morgan Keegan, a wholly owned subsidiary of Regions Financial Corporation (NYSE: RF) and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. Morgan Keegan provides personalized investment services to its clients through more than 200 offices in 18 states.

Morgan Keegan may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund Shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the Distributor based upon Shares owned by their clients or customers. These services include general marketing services such as distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds' Shares.

RULE 12b-1 PLAN (CLASS C SHARES)

With the exception of the Treasury Money Market Fund and the Government Money Market Fund, each Fund has adopted a Rule 12b-1 Plan that allows it to pay Morgan Keegan for the sale, distribution, administration and customer servicing of Class C Shares of the Funds. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell, the value of client assets invested, or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it received from the Distributor or the Fund and any services provided.

The 12b-1 fee paid by Class C Shares is as follows:

                                                    12b-1 FEE PAID
                                                  AS A PERCENTAGE OF
                                                CLASS C SHARES ASSETS

   MID CAP GROWTH FUND                                  0.75%
   -------------------------------------------------------------------------
   GROWTH FUND                                          0.75%
   -------------------------------------------------------------------------
   MID CAP VALUE FUND                                   0.75%
   -------------------------------------------------------------------------
   VALUE FUND                                           0.75%
   -------------------------------------------------------------------------
   BALANCED FUND                                        0.75%
   -------------------------------------------------------------------------
   FIXED INCOME FUND                                    0.75%
   -------------------------------------------------------------------------
   LIMITED MATURITY FIXED INCOME FUND                   0.75%
   -------------------------------------------------------------------------
   INTERMEDIATE TAX EXEMPT BOND FUND                    0.75%
   -------------------------------------------------------------------------

SHAREHOLDER SERVICES FEES (CLASS A AND CLASS C SHARES)

Morgan Keegan is the shareholder servicing agent for the Funds. The Funds' Class A Shares and Class C Shares may pay fees up to 0.25% of their average daily net assets ("Service Fees") to Investment Professionals or to Regions Morgan Keegan Trust for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying Investment Professionals directly, the Funds may pay Service Fees to Regions Morgan Keegan Trust and Regions Morgan Keegan Trust will use those fees to compensate Investment Professionals.

MANAGEMENT OF THE FUNDS

The Board of Trustees governs the Trust and selects and oversees the Adviser.

FUNDS' INVESTMENT ADVISER

Morgan Asset Management, Inc. (the "Adviser") serves as the investment adviser to the Funds. Pursuant to the Funds' advisory agreement, the Adviser is responsible for the investment management of the Funds, including making investment decisions and placing orders to buy, sell or hold a particular security. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time at its sole discretion.

Founded in 1986, the Adviser is an indirect, wholly owned subsidiary of Regions Financial Corporation (NYSE: RF), a publicly held financial holding company that provides retail and commercial banking, securities brokerage, mortgage, and insurance products and services. As of February 28, 2005, Regions Financial Corporation was one of the 25 largest bank holding companies in the United States.

The Adviser serves as investment adviser to Regions Morgan Keegan Select Funds, a separately registered investment company consisting of seventeen open-end funds (including the seven new Regions Morgan Keegan Select LEADER funds); Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of three open-end funds (including the new Regions Morgan Keegan Select LEADER Short-Term Bond Fund); RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; RMK Advantage Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMA; and Regions Morgan Keegan Trust. As of February 28, 2005, the Adviser had more than $13 billion in total assets under management. The Adviser's address is 417 North 20th Street, 15th Floor, Birmingham, Alabama, 35203.

INVESTMENT SUBADVISER TO THE MID CAP VALUE FUND.

Channing Capital Management, Inc. ("CCM") serves as the subadviser to the Mid Cap Value Fund pursuant to an investment sub-advisory agreement with the Adviser and the Fund. CCM is an independent Chicago-based investment manager specializing in mid- and small-cap equity investing for institutions and individuals. Under the subadvisory agreement, CCM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Board and the Adviser in accordance with the Fund's investment objectives, policies, and restrictions. Through its portfolio management team, CCM makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund. CCM's address is 10 South LaSalle Street, Suite 2650, Chicago, IL 60603.

PORTFOLIO MANAGERS. The Adviser has several portfolio mangers committed to the day-to-day management of the Funds, other than the Mid Cap Value Fund for which CCM provides the portfolio manager. The following table identifies each Fund's portfolio manager(s):

                                             PORTFOLIO MANAGER(S)
MID CAP GROWTH FUND                        Charles A. Murray, CFA and David P. McGrath,
                                           CFA
------------------------------------------------------------------------------------------
GROWTH FUND                                Charles A. Murray, CFA and David P. McGrath,
                                           CFA
------------------------------------------------------------------------------------------
MID CAP VALUE FUND                         Eric T. McKissack, CFA
------------------------------------------------------------------------------------------
VALUE FUND                                 Walter A. Hellwig and Virginia A. McKewen
------------------------------------------------------------------------------------------
BALANCED FUND                              Charles A. Murray, CFA
------------------------------------------------------------------------------------------
FIXED INCOME FUND                          Michael L. Smith and John B. Norris, V
------------------------------------------------------------------------------------------
LIMITED MATURITY FIXED INCOME FUND         Michael L. Smith and John B. Norris, V
------------------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND          John B. Norris, V.
------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND                 John B. Norris, V. and George R. McCurdy, IV
------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND               John B. Norris, V. and George R.  McCurdy, IV
------------------------------------------------------------------------------------------

WALTER A. HELLWIG - Mr. Hellwig is a Senior Vice President and Senior Portfolio Manager at Morgan Asset Management, Inc. He has more than thirty years experience in investment management and research. From 2004 to present, Mr. Hellwig has served as the Portfolio Manager for Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select Value Fund, and Regions Morgan Keegan Select LEADER Balanced Fund. From 1997 to 2004, Mr. Hellwig served as Senior Vice President and Senior Portfolio Manager at Union Planters Investment Advisors and was also Chairman of the firm's Equity Policy Committee. From 1994 to 1997, Mr. Hellwig served as a Portfolio Manager for Federated Investors, Inc. From 1986 to 1994, Mr. Hellwig held several positions within Boatmen's Investment Services and Boatmen's Trust including Director of Investment Research and Research Analyst. Prior to entering the investment industry, Mr. Hellwig served as a Vice President of Commercial Loans at a Midwestern bank. Mr. Hellwig received a B.S. in Business Administration in 1972 and a M.B.A. in 1978 from Washington University in St. Louis, Missouri.

GEORGE R. MCCURDY, IV- Mr. McCurdy is a Portfolio Manager for Morgan Asset Management, Inc. He has more than seven years experience in investment management and banking. From 2005 to present, Mr. McCurdy has served as the Portfolio Manager for the Regions Morgan Keegan Select Treasury Money Market Fund and the Regions Morgan Keegan Select Government Money Market Fund. From 2003 to 2005, Mr. McCurdy served as an Equity Research Analyst and Portfolio Manager of personal trust accounts for Morgan Asset Management, Inc. From 2002 to 2003, Mr. McCurdy was an Accounting Manager for SouthTrust Bank, where his primary responsibilities were business unit profitability analysis and reporting. From 2000 to 2002, Mr. McCurdy worked as a Finance Officer with State Street Bank, where he focused on Investor Relations support and business unit reporting. Mr. McCurdy received a B.S. in Finance from the University of Alabama in 1997 and a M.B.A. from Auburn University at Montgomery in 1998. He is a candidate in the Chartered Financial Analyst program.

DAVID P. MCGRATH, CFA - Mr. McGrath is a Vice President and Senior Portfolio Manager for Morgan Asset Management, Inc. He has more than nine years experience in investment management and research. From 2001 to present, Mr. McGrath has served as Portfolio Manager for Regions Morgan Keegan Select Mid Cap Growth Fund and Regions Morgan Keegan Select Growth Fund. From 1999 to 2004, Mr. McGrath served as a Portfolio Manager for the Adviser assisting with the Regions Morgan Keegan Select Mid Cap Growth Fund and the Regions Morgan Keegan Select Growth Fund as well as managing various other accounts. Mr. McGrath received a B.S. in Finance from The University of Memphis in 1995 and a M.B.A. from Bryant College in 1998. He is a holder of the Chartered Financial Analyst designation.

VIRGINIA A. MCKEWEN - Ms. McKewen is an Assistant Portfolio Manager for Morgan Asset Management, Inc. She has more than two years experience in investment management and banking. From 2005 to present, Ms. McKewen has served as the Assistant Portfolio Manager for the Regions Morgan Keegan Select Value Fund. From 2003 to 2005, Ms. McKewen was a Research Analyst for Morgan Asset Management, Inc. actively following the Consumer Staples sector and the Consumer Discretionary sector and made recommendations to Portfolio Managers. Ms. McKewen received a B.S. in Finance from the University of Alabama in 2003. She is a candidate in the Chartered Financial Analyst program.

ERIC T. MCKISSACK, CFA - Mr. McKissack has served as President, CEO, and Chief Investment Officer of Channing Capital Management, LLC since it was established in 2003. Mr. McKissack has more than twenty-two years experience in investment management and research. From 2004 to present, Mr. McKissack has served as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Value Fund. From 1986 to 2003, Mr. McKissack was a principal at Ariel Capital management, LLC, a Chicago-based investment management firm with over $10 billion in assets under management. He served as its Vice Chairman and Co-Chief Investment Officer for the last eight years of his tenure. From 1981 to 1986, Mr. McKissack worked as a research analyst for First Chicago and First Chicago Investment Advisors, then led by Gary Brinson. First Chicago Investment Advisors later became Brinson Partners, and is now part of UBS Global Asset Management. Mr. McKissack received a B.S. in Management from Massachusetts Institute of Technology in 1976 and a M.B.A. from the University of California at Berkeley in 2004. He is a holder of the Chartered Financial Analyst designation.

CHARLES A. MURRAY, CFA - Mr. Murray is a Senior Vice President, Senior Portfolio Manager, and Senior Equity Strategist for Morgan Asset Management, Inc. He has more than thirty years of experience in investment management, research, and banking. From 1978 to the present, Mr. Murray has served as a Portfolio Manager at Morgan Asset Management, Inc. and its predecessor, and currently serves as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Balanced Fund and Regions Morgan Keegan Select LEADER Growth Equity Fund. From 1978 to 1988, Mr. Murray served as the portfolio manager of various common trust funds at a bank later acquired by Regions Financial Corporation. Mr. Murray was the first portfolio manager of the First Priority Equity Fund (the predecessor fund to Regions Morgan Keegan Select Growth Fund) from 1992 to 1995. Mr. Murray has managed the Regions Morgan Keegan Select Mid Cap Growth Fund from its inception in March 1999 to present. He assumed lead manager of the Regions Morgan Keegan Select Growth Fund in September 2001. Mr. Murray was named primary portfolio manager of the Regions Morgan Keegan Select Balanced Fund in August 2004 and was named co-manager of LEADER Growth Fund in 2004. Mr. Murray received a B.S. in Finance from the University of Alabama in 1970. He is a holder of the Chartered Financial Analyst designation.

JOHN B. NORRIS, V - Mr. Norris is a Senior Vice President, Senior Portfolio Manager, Senior Fixed Income Strategist, and Chief Economist for Morgan Asset Management, Inc. He has more than thirteen years of experience in the investment management and research of money market and fixed-income securities. From 1999 to present, Mr. Norris has served as a Portfolio Manager at Morgan Asset Management, Inc. and currently serves as the Portfolio Manager for the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund, Regions Morgan Keegan Select Government Money Market Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Money Market Fund, and Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund. From 1996 to 1999, Mr. Norris served as the Chief Investment Officer for a small trust company located in

Birmingham, Alabama. From 1992 to 1996, Mr. Norris served as an Investment Officer and Portfolio Manager for the trust department of a commercial bank located in Baltimore, Maryland. Mr. Norris received a B.A. in History from Wake Forest University in 1990 and a M.B.A. from the University of Baltimore in 1994. He is a candidate in the Chartered Financial Analyst program.

MICHAEL L. SMITH - Mr. Smith is a Senior Vice President and Senior Portfolio Manager at Morgan Asset Management, Inc. He has more than sixteen years experience in investment research, trading, and portfolio management. From 2004 to present, Mr. Smith has served as the Portfolio Manager for the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Fixed Income Fund, and Regions Morgan Keegan Select LEADER Intermediate Bond Fund. From 2000 to 2004, Mr. Smith served as a Senior Portfolio Manager for SouthTrust Asset Management where he was responsible for managing all core institutional fixed income portfolios. From 1999 to 2000, Mr. Smith was a Vice-President and Institutional Salesperson at UBS Paine Webber. From 1993 to 1999, Mr. Smith was a Fixed Income Strategist and Portfolio Manager at Salomon Smith Barney. Mr. Smith began his career at Lehman Brothers in the fixed income trading area. Mr. Smith received a B.S. in Business Administration from the University of Denver in 1986 and a M.B.A. from the Owen School at Vanderbilt University in 1993.

OTHER INFORMATION

PRIVACY POLICY

The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions you conduct with us, our affiliates or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 800-222-8866.

PROXY VOTING POLICIES AND PROCEDURES

The Funds vote proxies related to portfolio securities according to a set of policies and procedures approved by the Board of Trustees. A description of the policies and procedures may be obtained, without charge, by calling 800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each Fund by visiting the Funds' website at www.rmkfunds.com.

PORTFOLIO HOLDINGS INFORMATION
A description of the Funds' policies and procedures with respect to disclosure of its portfolio securities is available in the Funds' Statement of Additional Information.


----------
* The Regions family of companies include Regions Bank, Regions Mortgage, EquiFirst Corp., Morgan Keegan & Company, Inc., Morgan Asset Management, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Funds, Inc., RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., Regions Morgan Keegan Trust, Rebsamen Insurance, and other Regions affiliates.

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand a Fund's financial performance for its past five years or since its inception,  if the life of a Fund is shorter.  Some of the  information  is presented on a per Share basis.  Total  returns  represent  the rate an investor would have earned (or lost) on an investment in a Fund,  assuming  reinvestment  of any dividends and capital  gains.  This information has been audited by PricewaterhouseCoopers  LLP for the years ended November 30, 2002, 2003 and 2004. The previous years were audited by other auditors.  The independent  registered  public  accountant's  report,  along with the Funds' audited financial statement is included in the Annual Report.

Selected data for a share outstanding throughout the period indicated.
                                                               Investment Activities                     Less Distributions
                                                 ---------------------------------------- ------------------------------------------
                                                                    Net
                                                                 Realized
                                          Net                      and
                                         Asset                   Unrealized
                                         Value,                    Gains        Total       Dividends
                                        Beginning      Net        (Losses)      from        from Net     Distributions
                                          of       Investment      from       Investment   Investment     from Capital    Total
                                         Period   Income (Loss)  Investments  Activities     Income          Gains     Distributions
                                        --------------------------------------------------------------------------------------------
MID CAP GROWTH FUND --
CLASS A SHARES
Year Ended November 30, 2004            $15.49      (0.11)         1.19          1.08        --               --          --
Year Ended November 30, 2003            $11.99      (0.11)(3)      3.61          3.50        --               --          --
Year Ended November 30, 2002            $13.66      (0.05)(3)     (1.60)        (1.65)      (0.02)            --         (0.02)
Year Ended November 30, 2001            $17.01       0.03          0.64          0.67       (0.10)           (3.92)      (4.02)
Period Ended November 30, 2000(6)       $17.62       0.08         (0.69)        (0.61)       --               --          --

MID CAP GROWTH FUND --
CLASS C SHARES
Year Ended November 30, 2004            $15.29      (0.11)         1.06          0.95        --               --          --
Year Ended November 30, 2003            $11.92      (0.21)(3)      3.58          3.37        --               --          --
Period Ended November 30, 2002(7)       $13.71      (0.12)(3)     (1.67)        (1.79)       --               --          --

MID CAP GROWTH FUND --
CLASS I SHARES
Period Ended November 30, 2004(8)       $16.16      (0.11)         0.54          0.43        --               --          --

GROWTH FUND --
CLASS A SHARES
Year Ended November 30, 2004            $15.04       0.06          0.23          0.29        --               --          --
Year Ended November 30, 2003            $13.03      (0.03)(3)      2.04          2.01        --               --          --
Year Ended November 30, 2002            $15.27      (0.01)(3)     (2.23)        (2.24)      (0.00)(4)         --         (0.00)(4)
Year Ended November 30, 2001            $20.38      (0.03)        (4.20)        (4.23)       --              (0.88)      (0.88)
Year Ended November 30, 2000            $23.55      (0.07)        (2.68)        (2.75)       --              (0.42)      (0.42)

GROWTH FUND --
CLASS C SHARES
Year Ended November 30, 2004            $14.84       0.06          0.12          0.18        --               --          --
Year Ended November 30, 2003            $12.95      (0.15)(3)      2.04          1.89        --               --          --
Period Ended November 30, 2002(7)       $15.46      (0.09)(3)     (2.42)        (2.51)       --               --          --



                                                                      Ratios to Average Net Assets                Supplemental Data
                                                             -----------------------------------------------  ----------------------
                                                                                                                   Net
                                         Net                                                                     Assets,
                                        Asset                                                                    End of
                                        Value,                     Net                           Expense         Period
                                        End of     Total        Investment         Net           Waiver/         (000's    Portfolio
                                        Period    Return(1)    Income (Loss)    Expenses    Reimbursement(2)    omitted)   Turnover
                                        --------------------------------------------------------------------------------------------
MID CAP GROWTH FUND --
CLASS A SHARES
Year Ended November 30, 2004            $16.57      6.97%        (0.69)%        1.29%              --           $294,325       56%
Year Ended November 30, 2003            $15.49     29.19%        (0.82)%        1.33%              --           $175,867       49%
Year Ended November 30, 2002            $11.99    (12.07)%       (0.42)%        1.30%              --           $114,660      126%
Year Ended November 30, 2001            $13.66      3.91%         0.24%         1.07%              --           $144,726       81%
Period Ended November 30, 2000(6)       $17.01     (3.46)%        1.07%(5)      0.98%(5)           --           $101,056      118%

MID CAP GROWTH FUND --
CLASS C SHARES
Year Ended November 30, 2004            $16.24      6.21%        (1.39)%        1.99%              --            $5,353        56%
Year Ended November 30, 2003            $15.29     28.27%        (1.62)%        2.08%              --            $1,825        49%
Period Ended November 30, 2002(7)       $11.92    (14.06)%       (1.18)%(5)     2.05%(5)           --             $259        126%

MID CAP GROWTH FUND --
CLASS I SHARES
Period Ended November 30, 2004(8)       $16.59      2.66%        (0.40)%(5)     1.00%(5)           --            $1,032        56%

GROWTH FUND --
CLASS A SHARES
Year Ended November 30, 2004            $15.33      1.93%         0.37%         1.27%            0.05%         $411,785        33%
Year Ended November 30, 2003            $15.04     15.43%        (0.23)%        1.27%            0.05%         $319,180        44%
Year Ended November 30, 2002            $13.03    (14.65)%       (0.06)%        1.28%            0.05%         $271,852       112%
Year Ended November 30, 2001            $15.27    (21.59)%       (0.09)%        1.02%            0.05%         $306,923        47%
Year Ended November 30, 2000            $20.38    (11.97)%       (0.28)%        0.92%            0.05%         $294,824        37%

GROWTH FUND --
CLASS C SHARES
Year Ended November 30, 2004            $15.02      1.21%        (0.32)%        1.96%            0.05%           $2,955        33%
Year Ended November 30, 2003            $14.84     14.59%        (1.06)%        2.02%            0.05%           $1,072        44%
Period Ended November 30, 2002(7)       $12.95    (16.88)%       (0.81)%(5)     2.03%(5)         0.05%(5)         $139        112%

                                                                 75

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
Effective June 4, 2004, Class B Shares converted to Class A Shares.
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Based on average shares outstanding.
(4) Represents less than $0.01.
(5) Computed on an annualized basis.
(6) Reflects operations for the period from July 10, 2000 (commencement of investment operations) to November 30, 2000.
(7) Reflects operations for the period from January 7, 2002 (commencement of investment operations) to November 30, 2002.
(8) Reflects operations for the period from June 24, 2004 (commencement of investment operations) to November 30, 2004.

                                                                 76


FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                            Investment Activities                     Less Distributions
                                            ---------------------------------------- -----------------------------------------------
                                                               Net
                                                            Realized
                                     Net                      and
                                    Asset                   Unrealized                             Distri-   Distri-
                                    Value,                    Gains        Total       Dividends   butions   butions
                                   Beginning      Net        (Losses)      from        from Net     from     from           Total
                                     of       Investment      from       Investment   Investment    Capital  Paid in        Distri-
                                    Period   Income (Loss)  Investments  Activities     Income      Gains    Capital        butions
                                   -------------------------------------------------------------------------------------------------
MID CAP VALUE FUND --
CLASS A SHARES
Year Ended November 30, 2004       $11.27      (0.06)         2.35          2.29       (0.00)(3)   (0.83)      --          (0.83)
Period Ended November 30, 2003(7)  $10.00       0.00(3)(4)    1.27          1.27        --          --         --           --

MID CAP VALUE FUND --
CLASS C SHARES
Year Ended November 30, 2004       $11.25      (0.06)         2.27          2.21        --         (0.83)      --          (0.83)
Period Ended November 30, 2003(7)  $10.00      (0.06)(4)      1.31          1.25        --          --         --           --

VALUE FUND --
CLASS A SHARES
Year Ended November 30, 2004       $13.13       0.12          1.23          1.35       (0.08)       --         --          (0.08)
Year Ended November 30, 2003       $12.22       0.08(4)       0.90          0.98       (0.07)       --         --          (0.07)
Year Ended November 30, 2002       $13.94       0.12         (1.71)        (1.59)      (0.13)       --        (0.00)(3)(6) (0.13)
Year Ended November 30, 2001       $15.22       0.21         (1.27)        (1.06)      (0.22)       --         --          (0.22)
Year Ended November 30, 2000       $15.93       0.16         (0.17)        (0.01)      (0.16)      (0.54)      --          (0.70)

VALUE FUND --
CLASS C SHARES
Year Ended November 30, 2004       $13.13       0.08          1.16          1.24       (0.04)       --         --          (0.04)
Year Ended November 30, 2003       $12.21       0.00(3)(4)    0.92          0.92       (0.00)(3)    --         --          (0.00)(3)
Period Ended November 30, 2002(8)  $13.35       0.02         (1.14)        (1.12)      (0.02)       --        (0.00)(3)(6) (0.02)

VALUE FUND --
CLASS I SHARES
Period Ended November 30, 2004(9)  $13.69       0.07          0.70          0.77       (0.04)       --            --       (0.04)


                                                                      Ratios to Average Net Assets                Supplemental Data
                                                             -----------------------------------------------  ----------------------
                                                                                                                   Net
                                         Net                                                                     Assets,
                                        Asset                                                                    End of
                                        Value,                     Net                           Expense         Period
                                        End of     Total        Investment         Net           Waiver/         (000's    Portfolio
                                        Period    Return(1)    Income (Loss)    Expenses    Reimbursement(2)    omitted)   Turnover
                                        --------------------------------------------------------------------------------------------
MID CAP VALUE FUND --
CLASS A SHARES
Year Ended November 30, 2004            $12.73     21.76%        (0.70)%        1.38%            0.05%         $106,222        23%
Period Ended November 30, 2003(7)       $11.27     12.70%         0.03%(5)      1.38%(5)         0.05%(5)       $68,034       126%

MID CAP VALUE FUND --
CLASS C SHARES
Year Ended November 30, 2004            $12.63     21.00%        (1.13)%        1.81%            0.05%           $384          23%
Period Ended November 30, 2003(7)       $11.25     12.50%        (0.72)%(5)     2.13%(5)         0.05%(5)         $4          126%

VALUE FUND --
CLASS A SHARES
Year Ended November 30, 2004            $14.40     10.29%         0.92%         1.29%            0.05%         $169,772        59%
Year Ended November 30, 2003            $13.13      8.12%         0.68%         1.25%            0.05%         $209,319       231%
Year Ended November 30, 2002            $12.22    (11.47)%        0.89%         1.23%            0.05%         $196,423       163%
Year Ended November 30, 2001            $13.94     (6.96)%        1.41%         0.98%            0.05%         $214,667       128%
Year Ended November 30, 2000            $15.22      0.00%         1.08%         0.96%            0.05%         $192,426        41%

VALUE FUND --
CLASS C SHARES
Year Ended November 30, 2004            $14.33      9.45%         0.18%         2.00%            0.05%          $2,056         59%
Year Ended November 30, 2003            $13.13      7.55%         0.04%         2.00%            0.05%           $368         231%
Period Ended November 30, 2002(8)       $12.21     (8.80)%        0.21%(5)      1.98%(5)         0.05%(5)         $55         163%

VALUE FUND --
CLASS I SHARES
Period Ended November 30, 2004(9)       $14.42      5.63%         1.16%(5)      1.02%(5)         0.05%(5)         531          59%


Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
Effective June 4, 2004, Class B Shares converted to Class A Shares.
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Represents less than $0.01.
(4) Based on average shares outstanding.
(5) Computed on an annualized basis.
(6) Represents a return of capital for federal income tax purposes.
(7) Reflects operations for the period from December 9, 2002 (commencement of investment operations) to November 30, 2003.
(8) Reflects operations for the period from February 21, 2002 (commencement of investment operations) to November 30, 2002.
(9) Reflects operations for the period from June 17, 2004 (commencement of investment operations) to November 30, 2004.

                                                                 77


FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                               Investment Activities                     Less Distributions
                                                 ---------------------------------------- -----------------------------------------
                                                                    Net
                                                                 Realized
                                          Net                      and
                                         Asset                   Unrealized
                                         Value,                    Gains        Total       Dividends
                                        Beginning      Net        (Losses)      from        from Net     Distributions
                                          of       Investment      from       Investment   Investment     from Capital    Total
                                         Period   Income (Loss)  Investments  Activities     Income          Gains     Distributions
                                        --------------------------------------------------------------------------------------------
BALANCED FUND --
CLASS A SHARES
Year Ended November 30, 2004            $13.54     0.22(3)         0.40         0.62        (0.19)           --          (0.19)
Year Ended November 30, 2003            $12.88     0.20(3)         0.68         0.88        (0.22)           --          (0.22)
Year Ended November 30, 2002            $14.07     0.24(3)        (0.93)       (0.69)       (0.24)        (0.26)         (0.50)
Year Ended November 30, 2001            $14.93       0.36         (0.73)       (0.37)       (0.38)        (0.11)         (0.49)
Year Ended November 30, 2000            $15.97       0.41         (0.59)       (0.18)       (0.41)        (0.45)         (0.86)

BALANCED FUND --
CLASS C SHARES
Year Ended November 30, 2004            $13.54     0.13(3)         0.39         0.52        (0.11)           --          (0.11)
Year Ended November 30, 2003            $12.90     0.10(3)         0.67         0.77        (0.13)           --          (0.13)
Period Ended November 30, 2002(5)       $13.67     0.13(3)        (0.82)       (0.69)       (0.08)           --          (0.08)

FIXED INCOME FUND --
CLASS A SHARES
Year Ended November 30, 2004            $11.02       0.37         (0.27)        0.10        (0.37)        (0.21)         (0.58)
Year Ended November 30, 2003            $11.10       0.41         (0.06)        0.35        (0.41)        (0.02)         (0.43)
Year Ended November 30, 2002            $10.82       0.46          0.28         0.74        (0.46)           --          (0.46)
Year Ended November 30, 2001            $10.27       0.55          0.55         1.10        (0.55)           --          (0.55)
Year Ended November 30, 2000            $10.10       0.59          0.17         0.76        (0.59)           --          (0.59)

FIXED INCOME FUND --
CLASS C SHARES
Year Ended November 30, 2004            $11.02       0.28         (0.25)        0.03        (0.29)        (0.21)         (0.50)
Year Ended November 30, 2003            $11.10       0.32         (0.05)        0.27        (0.33)        (0.02)         (0.35)
Period Ended November 30, 2002(6)       $10.82       0.37          0.28         0.65        (0.37)           --          (0.37)


                                                                      Ratios to Average Net Assets                Supplemental Data
                                                             -----------------------------------------------  ----------------------
                                                                                                                   Net
                                         Net                                                                     Assets,
                                        Asset                                                                    End of
                                        Value,                     Net                           Expense         Period
                                        End of     Total        Investment         Net           Waiver/         (000's    Portfolio
                                        Period    Return(1)    Income (Loss)    Expenses    Reimbursement(2)    omitted)   Turnover
                                        --------------------------------------------------------------------------------------------
BALANCED FUND --
CLASS A SHARES
Year Ended November 30, 2004            $13.97     4.63%          1.62%          1.33%            0.05%          $117,968      79%
Year Ended November 30, 2003            $13.54     6.92%          1.58%          1.35%            0.05%          $96,192       98%
Year Ended November 30, 2002            $12.88    (4.99)%         1.83%          1.30%            0.05%          $92,530       82%
Year Ended November 30, 2001            $14.07    (2.42)%         2.57%          1.07%            0.05%          $92,980       70%
Year Ended November 30, 2000            $14.93    (1.30)%         2.64%          1.01%            0.05%          $12,135       41%

BALANCED FUND --
CLASS C SHARES
Year Ended November 30, 2004            $13.95     3.86%          0.92%          2.08%            0.05%           $2,084       79%
Year Ended November 30, 2003            $13.54     6.07%          0.81%          2.10%            0.05%            $978        98%
Period Ended November 30, 2002(5)       $12.90    (5.31)%         1.24%(4)       2.05%(4)         0.05%(4)         $612        82%

FIXED INCOME FUND --
CLASS A SHARES
Year Ended November 30, 2004            $10.54     0.87%          3.44%          0.97%            0.25%          $265,532      116%
Year Ended November 30, 2003            $11.02     3.16%          3.65%          0.97%            0.25%          $316,857      72%
Year Ended November 30, 2002            $11.10     6.96%          4.19%          0.97%            0.25%          $255,280      50%
Year Ended November 30, 2001            $10.82    10.91%          5.16%          0.71%            0.25%          $241,393      51%
Year Ended November 30, 2000            $10.27     7.78%          5.84%          0.71%            0.25%          $205,169      45%

FIXED INCOME FUND --
CLASS C SHARES
Year Ended November 30, 2004            $10.55     0.12%          2.63%          1.72%            0.25%           $2,531      116%
Year Ended November 30, 2003            $11.02     2.40%          2.90%          1.72%            0.25%            $916        72%
Period Ended November 30, 2002(6)       $11.10     6.15%          3.33%(4)       1.72%(4)         0.25%(4)         $327        50%

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
Effective June 4, 2004, Class B Shares converted to Class A Shares.
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Based on average shares outstanding.
(4) Computed on an annualized basis.
(5) Reflects operations for the period from January 14, 2002 (commencement of investment operations) to November 30, 2002.
(6) Reflects operations for the period from December 3, 2001 (commencement of investment operations) to November 30, 2002.

                                                                 78


FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                               Investment Activities                     Less Distributions
                                                 ---------------------------------------- -----------------------------------------
                                                                    Net
                                                                 Realized
                                          Net                      and
                                         Asset                   Unrealized
                                         Value,                    Gains        Total       Dividends
                                        Beginning      Net        (Losses)      from        from Net     Distributions
                                          of       Investment      from       Investment   Investment     from Capital    Total
                                         Period   Income (Loss)  Investments  Activities     Income          Gains     Distributions
                                        --------------------------------------------------------------------------------------------
LIMITED MATURITY GOVERNMENT
FUND -- CLASS A SHARES
Year Ended November 30, 2004              10.11      0.27          (0.27)        0.00(5)     (0.27)            --         (0.27)
Year Ended November 30, 2003             $10.31      0.27(3)       (0.16)        0.11        (0.30)          (0.01)       (0.31)
Year Ended November 30, 2002             $10.32      0.39(4)        0.01(4)      0.40        (0.40)          (0.01)       (0.41)
Year Ended November 30, 2001              $9.97      0.50           0.35         0.85        (0.50)            --         (0.50)
Year Ended November 30, 2000              $9.86      0.53           0.10         0.63        (0.52)            --         (0.52)

LIMITED MATURITY GOVERNMENT
FUND -- CLASS C SHARES
Year Ended November 30, 2004             $10.11      0.20          (0.28)       (0.08)       (0.19)            --         (0.19)
Year Ended November 30, 2003             $10.31      0.19(3)       (0.15)        0.04        (0.23)          (0.01)       (0.24)
Period Ended November 30, 2002(8)        $10.26      0.30(4)        0.08(4)      0.38        (0.32)          (0.01)       (0.33)

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS A SHARES
Period Ended November 30, 2004(9)        $10.00      0.25          (0.23)        0.02        (0.25)            --         (0.25)

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS C SHARES
Period Ended November 30, 2004(9)        $10.00      0.20          (0.23)       (0.03)       (0.20)            --         (0.20)

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS I SHARES
Period Ended November 30, 2004(9)        $10.00      0.22          (0.23)       (0.01)       (0.22)            --         (0.22)



                                                                      Ratios to Average Net Assets                Supplemental Data
                                                             -----------------------------------------------  ----------------------
                                                                                                                   Net
                                         Net                                                                     Assets,
                                        Asset                                                                    End of
                                        Value,                     Net                           Expense         Period
                                        End of     Total        Investment         Net           Waiver/         (000's    Portfolio
                                        Period    Return(1)    Income (Loss)    Expenses    Reimbursement(2)    omitted)   Turnover
                                        --------------------------------------------------------------------------------------------
LIMITED MATURITY GOVERNMENT
FUND -- CLASS A SHARES
Year Ended November 30, 2004             $9.84     (0.02)%        2.23%          0.97%            0.23%          $110,249     144%
Year Ended November 30, 2003            $10.11      1.14%         2.67%          1.00%            0.20%          $168,969      63%
Year Ended November 30, 2002            $10.31      3.95%         3.65%(4)       0.99%            0.20%          $144,274      53%
Year Ended November 30, 2001            $10.32      8.74%         4.97%          0.79%            0.20%          $126,065      54%
Year Ended November 30, 2000             $9.97      6.62%         5.35%          0.79%            0.20%           $68,949      70%

LIMITED MATURITY GOVERNMENT
FUND -- CLASS C SHARES
Year Ended November 30, 2004             $9.84     (0.77)%        1.41%          1.72%            0.23%            $843       144%
Year Ended November 30, 2003            $10.11      0.38%         1.88%          1.75%            0.20%            $164        63%
Period Ended November 30, 2002(8)       $10.31      3.56%         3.22%(4,6)     1.74%(6)         0.20%(6)          $10        53%

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS A SHARES
Period Ended November 30, 2004(9)       $ 9.77      0.22%         3.18%(6)       0.63%(6)         0.50%(6)        $68,531      19%

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS C SHARES
Period Ended November 30, 2004(9)       $ 9.77     (0.27)%        2.58%(6)       1.23%(6)         0.50%(6)         $0(7)       19%

INTERMEDIATE TAX EXEMPT BOND
FUND -- CLASS I SHARES
Period Ended November 30, 2004(9)       $ 9.77     (0.04)%        3.43%(6)       0.38%(6)         0.50%(6)         $326        19%

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
Effective June 4, 2004, Class B Shares converted to Class A Shares.
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Based on average shares outstanding.
(4) Effective  December 1, 2001, the Limited Maturity  Government Fund adopted the provisions of the American Institute of Certified
Public Accountants ("AICPA") Audit and Accounting Guide for Investment  Companies and began accreting  discount/amortizing  premium on long-term debt  securities.  The effect of this change for the year ended November 30, 2002 was as follows:

                      NET INVESTMENT INCOME    NET REALIZED UNREALIZED   RATIO OF NET INVESTMENT INCOME
INCREASE (DECREASE)        PER SHARE             GAIN PER SHARE             TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Class A Shares              $(0.02)                   $0.02                     (0.18)%
Class C Shares              $(0.02)                   $0.02                     (0.18)%

Per share ratios and  supplemental  data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(5) Represents less than $0.01.
(6) Computed on an annualized basis.
(7) Represents less than $1,000.
(8) Reflects  operations for the period from December 14, 2001  (commencement of investment operations) to November 30, 2002.
(9) Reflects  operations for the period from February 9, 2004  (commencement  of investment operations) to November 30, 2004.


FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                               Investment Activities                     Less Distributions
                                                 ---------------------------------------- -----------------------------------------
                                                                    Net
                                                                 Realized
                                          Net                      and
                                         Asset                   Unrealized
                                         Value,                    Gains        Total       Dividends
                                        Beginning      Net        (Losses)      from        from Net     Distributions
                                          of       Investment      from       Investment   Investment     from Capital    Total
                                         Period   Income (Loss)  Investments  Activities     Income          Gains     Distributions
                                        --------------------------------------------------------------------------------------------
TREASURY MONEY MARKET
FUND -- CLASS A SHARES
Year Ended November 30, 2004             $1.00       0.01            --          0.01         (0.01)          --          (0.01)
Year Ended November 30, 2003             $1.00       0.00(3)         --          0.00(3)      (0.00)(3)       --          (0.00)(3)
Year Ended November 30, 2002             $1.00       0.01            --          0.01         (0.01)          --          (0.01)
Year Ended November 30, 2001             $1.00       0.04            --          0.04         (0.04)          --          (0.04)
Year Ended November 30, 2000             $1.00       0.05            --          0.05         (0.05)          --          (0.05)

GOVERNMENT MONEY MARKET
FUND -- CLASS A SHARES
Year Ended November 30, 2004             $1.00       0.01            --          0.01         (0.01)          --          (0.01)
Year Ended November 30, 2003             $1.00       0.01            --          0.01         (0.01)          --          (0.01)
Period Ended November 30, 2002(5)        $1.00       0.01            --          0.01         (0.01)          --          (0.01)



                                                                      Ratios to Average Net Assets                Supplemental Data
                                                             -----------------------------------------------  ----------------------
                                                                                                                  Net
                                         Net                                                                     Assets,
                                        Asset                                                                    End of
                                        Value,                     Net                           Expense         Period
                                        End of       Total      Investment         Net           Waiver/         (000's    Portfolio
                                        Period      Return(1)  Income (Loss)    Expenses     Reimbursement(2)    omitted)   Turnover
                                        --------------------------------------------------------------------------------------------
TREASURY MONEY MARKET
FUND -- CLASS A SHARES
Year Ended November 30, 2004             $1.00        0.54%       0.55%           0.64%            0.29%          $861,369     --
Year Ended November 30, 2003             $1.00        0.47%       0.47%           0.66%            0.25%          $764,892     --
Year Ended November 30, 2002             $1.00        1.11%       1.10%           0.66%            0.25%          $779,770     --
Year Ended November 30, 2001             $1.00        3.99%       3.86%           0.42%            0.25%          $689,884     --
Year Ended November 30, 2000             $1.00        5.50%       5.37%           0.42%            0.25%          $536,668     --

GOVERNMENT MONEY MARKET
FUND -- CLASS A SHARES
Year Ended November 30, 2004             $1.00        0.63%       0.61%           0.64%            0.43%          $58,406      --
Year Ended November 30, 2003             $1.00        0.79%       0.79%           0.38%            0.60%          $67,578      --
Period Ended November 30, 2002(5)        $1.00        1.36%       1.37%(4)        0.38%(4)         0.65%(4)       $73,357      --

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
Effective June 4, 2004, Class B Shares converted to Class A Shares.
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3) Represents less than $0.01.
(4) Computed on an annualized basis.
(5) Reflects operations for the period from December 3, 2001 (commencement of investment operations) to November 30, 2002.

                                                                 80


REGIONS MORGAN KEEGAN SELECT FUNDS
--------------------------------------------------------------------------------


                                        SHARE            TICKER
                                       CLASSES           SYMBOLS       CUSIPS

                                   Class A Shares        RAGAX       75913Q 83 7
                                   Class C Shares        RMKAX       75913Q 75 3
MID CAP GROWTH FUND                Class I Shares        RMKIX       75913Q 45 6
--------------------------------------------------------------------------------
                                   Class A Shares        RGRAX       75913Q 40 7
                                   Class C Shares        RMKGX       75913Q 76 1
GROWTH FUND                        Class I Shares        RGRIX       75913Q 46 4
--------------------------------------------------------------------------------
                                   Class A Shares        RSEAX       75913Q 61 3
                                   Class C Shares        RSECX       75913Q 58 9
MID CAP VALUE FUND                 Class I Shares        RMVIX       75913Q 48 0
--------------------------------------------------------------------------------
                                   Class A Shares        RVLAX       75913Q 60 5
                                   Class C Shares        RMKVX       75913Q 78 7
VALUE FUND                         Class I Shares        RVLIX       75913Q 47 2
--------------------------------------------------------------------------------
                                   Class A Shares        FPALX       75913Q 20 9
                                   Class C Shares        RMKBX       75913Q 81 1
BALANCED FUND                      Class I Shares        RBLIX       75913Q 49 8
--------------------------------------------------------------------------------
                                   Class A Shares        RLMGX       75913Q 85 2
                                   Class C Shares        RMKLX       75913Q 79 5
LIMITED MATURITY GOVERNMENT FUND   Class I Shares        RLMIX       75913Q 52 2
--------------------------------------------------------------------------------
                                   Class A Shares        RFIFX       75913Q 80 3
                                   Class C Shares        RMKFX       75913Q 77 9
FIXED INCOME FUND                  Class I Shares        RFIIX       75913Q 51 4
--------------------------------------------------------------------------------
                                   Class A Shares        RTEAX       75913Q 57 1
                                   Class C Shares        RTESX       75913Q 56 3
INTERMEDIATE TAX EXEMPT BOND FUND  Class I Shares        RTEIX       75913Q 55 5
--------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND         Class A Shares        FITXX       75913Q 87 8
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND       Class A Shares        RMKXX       75913Q 82 9
--------------------------------------------------------------------------------

[BACK COVER]


FOR ADDITIONAL INFORMATION

A Statement of Additional Information ("SAI"), dated April 1, 2005, containing further information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference in this prospectus.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

Free copies of the annual and semi-annual reports and SAI may be obtained:

     o From your Morgan Keegan Financial Adviser; or by calling Morgan Keegan at 800-222-8866;

     o From your Trust Administrator or by calling Regions Morgan Keegan Trust at 877-757-7424

     o    By writing to Morgan Keegan at the address noted below; or

     o    By accessing the Edgar Database on the SEC's website at www.sec.gov

Information about the Funds (including shareholder reports and the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Call 202-942-8090 for information on the Public Reference Room's operations and copying fees.

All shareholder inquiries can be made by contacting Morgan Keegan at the address listed below:

                          Morgan Keegan & Company, Inc.
                              50 North Front Street
                                Memphis, TN 38103
                                  800-222-8866

                              www.morgankeegan.com

                    [LOGO Regions Morgan Keegan Select Funds]

                    Investment Company Act File No. 811-06511